UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21474
                                                     ---------

               Oppenheimer Limited Term California Municipal Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 10/31/2007
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                EFFECTIVE
       AMOUNT                                                       COUPON      MATURITY     MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--104.7%
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA--94.8%
$      40,000  ABAG Finance Authority for
               NonProfit Corporations (Driftwood
               Family Apartments)                                    5.300%    06/01/2029   06/01/2010 A   $   40,262
----------------------------------------------------------------------------------------------------------------------
      280,000  ABAG Finance Authority for
               NonProfit Corporations (Lincoln
               Glen Manor)                                           6.100     02/15/2025   02/15/2008 A      284,368
----------------------------------------------------------------------------------------------------------------------
       10,000  ABAG Finance Authority for
               NonProfit Corporations COP                            5.600     11/01/2023   11/01/2007 A       10,009
----------------------------------------------------------------------------------------------------------------------
       15,000  ABAG Finance Authority for
               NonProfit Corporations COP                            5.750     08/15/2014   02/15/2008 A       15,020
----------------------------------------------------------------------------------------------------------------------
       20,000  ABAG Finance Authority for
               NonProfit Corporations COP                            5.800     03/01/2023   03/01/2008 A       20,018
----------------------------------------------------------------------------------------------------------------------
      150,000  ABAG Finance Authority for
               NonProfit Corporations COP
               (American Baptist Homes of the
               West)                                                 5.850     10/01/2027   10/01/2009 A      151,545
----------------------------------------------------------------------------------------------------------------------
       65,000  ABAG Finance Authority for
               NonProfit Corporations COP
               (American Baptist Homes of the
               West)                                                 6.100     10/01/2017   10/01/2009 A       66,199
----------------------------------------------------------------------------------------------------------------------
       25,000  ABAG Finance Authority for
               NonProfit Corporations COP
               (Episcopal Homes Foundation)                          5.125     07/01/2013   07/01/2010 A       25,365
----------------------------------------------------------------------------------------------------------------------
       90,000  ABAG Finance Authority for
               NonProfit Corporations COP
               (Home for Jewish Parents)                             5.625     05/15/2022   11/15/2007 A       91,930
----------------------------------------------------------------------------------------------------------------------
       30,000  ABAG Finance Authority for
               NonProfit Corporations COP
               (Home for Jewish Parents)                             5.625     05/15/2022   11/15/2007 A       30,514
----------------------------------------------------------------------------------------------------------------------
      275,000  ABAG Finance Authority for
               NonProfit Corporations COP
               (Lytton Gardens)                                      6.000     02/15/2019   02/15/2008 A      278,955
----------------------------------------------------------------------------------------------------------------------
      335,000  ABAG Finance Authority for
               NonProfit Corporations, Series A                      5.769 1   04/20/2019   04/20/2012 A      169,825
----------------------------------------------------------------------------------------------------------------------
       30,000  ABAG Tax Allocation                                   6.500     12/15/2009   12/15/2007 A       30,059
----------------------------------------------------------------------------------------------------------------------
       55,000  ABAG Tax Allocation, Series A                         5.800     12/15/2008   12/15/2007 A       55,155
----------------------------------------------------------------------------------------------------------------------
       55,000  ABAG Tax Allocation, Series A                         6.000     12/15/2014   12/15/2007 A       55,168
----------------------------------------------------------------------------------------------------------------------
      695,000  Adelanto, CA Improvement Agency,
               Series B                                              5.500     12/01/2023   12/01/2007 A      695,980
----------------------------------------------------------------------------------------------------------------------
      210,000  Adelanto, CA Public Financing
               Authority, Series B                                   6.300     09/01/2028   03/01/2008 A      211,812
----------------------------------------------------------------------------------------------------------------------
      110,000  Alameda County, CA COP (Alameda
               County Medical Center)                                5.300     06/01/2026   12/01/2007 A      110,125
----------------------------------------------------------------------------------------------------------------------
      500,000  Alameda, CA COP 2                                     5.750     12/01/2021   12/01/2007 A      510,790
----------------------------------------------------------------------------------------------------------------------
       25,000  Alvord, CA Unified School District
               Community Facilities District                         6.200     09/01/2025   03/01/2008 A       25,537
----------------------------------------------------------------------------------------------------------------------
       10,000  Anaheim, CA Public Financing
               Authority                                             5.000     10/01/2023   10/01/2008 A       10,239
----------------------------------------------------------------------------------------------------------------------


             1 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                EFFECTIVE
       AMOUNT                                                       COUPON      MATURITY     MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------
$     100,000  Anaheim, CA Public Financing
               Authority                                             5.250%    02/01/2018   02/01/2008 A   $  101,840
----------------------------------------------------------------------------------------------------------------------
    5,000,000  Anaheim, CA Public Financing
               Authority RITES 3                                     8.920 4   12/28/2018   12/01/2007 A    5,223,350
----------------------------------------------------------------------------------------------------------------------
       20,000  Apple Valley, CA Improvement Bond
               Act 1915                                              6.900     09/02/2015   03/02/2008 A       20,747
----------------------------------------------------------------------------------------------------------------------
       15,000  Aromas, CA Water District                             5.600     09/01/2018   03/01/2008 A       15,022
----------------------------------------------------------------------------------------------------------------------
       25,000  Atwater, CA Community Facilities
               District                                              7.875     08/01/2015   02/01/2008 A       25,065
----------------------------------------------------------------------------------------------------------------------
       20,000  Atwater, CA Public Financing
               Authority (Sewer and Water)                           5.500     05/01/2028   05/01/2009 A       20,165
----------------------------------------------------------------------------------------------------------------------
       15,000  Atwater, CA Redevel. Agency
               (Downtown Redevel.)                                   5.500     06/01/2019   06/01/2010 A       15,323
----------------------------------------------------------------------------------------------------------------------
       25,000  Azusa, CA COP                                         5.750     08/01/2020   02/01/2008 A       25,129
----------------------------------------------------------------------------------------------------------------------
       40,000  Bakersfield, CA Improvement Bond
               Act 1915                                              5.600     09/02/2020   03/02/2008 A       41,234
----------------------------------------------------------------------------------------------------------------------
       50,000  Bakersfield, CA Improvement Bond
               Act 1915                                              6.100     09/02/2024   03/02/2008 A       51,629
----------------------------------------------------------------------------------------------------------------------
       25,000  Beaumont, CA Financing Authority,
               Series A                                              5.700     09/01/2035   09/01/2017 A       25,074
----------------------------------------------------------------------------------------------------------------------
      115,000  Beaumont, CA Financing Authority,
               Series A                                              7.000     09/01/2023   03/01/2008 A      116,766
----------------------------------------------------------------------------------------------------------------------
       55,000  Beaumont, CA Financing Authority,
               Series B                                              6.000     09/01/2034   09/01/2015 A       56,217
----------------------------------------------------------------------------------------------------------------------
       30,000  Belmont, CA Redevel. Agency (Los
               Costano Community Devel.)                             5.500     08/01/2016   02/01/2008 A       30,050
----------------------------------------------------------------------------------------------------------------------
       50,000  Blythe, CA Redevel. Agency (Redevel.
               Project No. 1 Tax Allocation)                         5.750     05/01/2034   05/01/2015 A       50,318
----------------------------------------------------------------------------------------------------------------------
      750,000  Blythe, CA Redevel. Agency (Redevel.
               Project No. 1 Tax Allocation)                         6.200     05/01/2031   05/01/2011 A      777,323
----------------------------------------------------------------------------------------------------------------------
      145,000  Bonita Canyon, CA Public Facilities
               Financing Authority                                   5.375     09/01/2028   11/21/2022 B      143,733
----------------------------------------------------------------------------------------------------------------------
       25,000  Brawley, CA Union High School
               District                                              5.000     08/01/2028   08/01/2009 A       25,413
----------------------------------------------------------------------------------------------------------------------
       70,000  Brentwood, CA Improvement Bond
               Act 1915                                              6.800     09/02/2017   03/02/2008 A       71,480
----------------------------------------------------------------------------------------------------------------------
       30,000  Brisbane, CA Improvement Bond Act
               1915 (Northeast Ridge)                                5.875     09/02/2020   03/02/2008 A       30,939
----------------------------------------------------------------------------------------------------------------------
      205,000  Brisbane, CA Public Financing
               Authority                                             6.000     05/01/2026   05/01/2008 A      207,712
----------------------------------------------------------------------------------------------------------------------
       35,000  Buena Park, CA Special Tax (Park
               Mall)                                                 6.125     09/01/2033   03/01/2008 A       36,062
----------------------------------------------------------------------------------------------------------------------
      250,000  Burbank, CA Community Facilities
               District Special Tax                                  5.200     12/01/2023   12/01/2016 A      249,045
----------------------------------------------------------------------------------------------------------------------
       25,000  Burbank, CA Public Service Dept.                      5.125     06/01/2016   06/01/2008 A       25,487
----------------------------------------------------------------------------------------------------------------------
      100,000  CA Affordable Hsg. Agency (Merced
               County Hsg. Authority)                                6.500     01/01/2033   01/01/2013 A      104,503
----------------------------------------------------------------------------------------------------------------------
    2,455,000  CA Aztec Shops Auxiliary
               Organization (San Diego State
               University)                                           6.000     09/01/2031   09/01/2010 A    2,523,544
----------------------------------------------------------------------------------------------------------------------


             2 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                EFFECTIVE
       AMOUNT                                                       COUPON      MATURITY     MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------
$   9,815,000  CA County Tobacco Securitization
               Agency                                                5.830% 1  06/01/2033   03/18/2015 B   $1,816,069
----------------------------------------------------------------------------------------------------------------------
    1,810,000  CA County Tobacco Securitization
               Agency (TASC)                                         0.000 5   06/01/2021   03/15/2014 C    1,430,769
----------------------------------------------------------------------------------------------------------------------
    1,240,000  CA County Tobacco Securitization
               Agency (TASC)                                         0.000 5   06/01/2028   09/12/2018 B      973,549
----------------------------------------------------------------------------------------------------------------------
    4,035,000  CA County Tobacco Securitization
               Agency (TASC)                                         0.000 5   06/01/2028   01/16/2017 B    3,378,546
----------------------------------------------------------------------------------------------------------------------
    5,000,000  CA County Tobacco Securitization
               Agency (TASC)                                         0.000 5   06/01/2036   11/23/2021 B    3,855,200
----------------------------------------------------------------------------------------------------------------------
      290,000  CA County Tobacco Securitization
               Agency (TASC)                                         5.500     06/01/2033   06/01/2011 C      288,330
----------------------------------------------------------------------------------------------------------------------
    1,670,000  CA County Tobacco Securitization
               Agency (TASC)                                         5.750     06/01/2029   11/23/2011 C    1,675,027
----------------------------------------------------------------------------------------------------------------------
       25,000  CA County Tobacco Securitization
               Agency (TASC)                                         5.875     06/01/2027   06/01/2012 A       25,517
----------------------------------------------------------------------------------------------------------------------
      290,000  CA County Tobacco Securitization
               Agency (TASC)                                         5.875     06/01/2035   06/01/2012 A      290,789
----------------------------------------------------------------------------------------------------------------------
      280,000  CA County Tobacco Securitization
               Agency (TASC)                                         5.875     06/01/2043   06/01/2012 A      280,762
----------------------------------------------------------------------------------------------------------------------
      765,000  CA County Tobacco Securitization
               Agency (TASC)                                         6.000     06/01/2029   12/01/2010 C      781,539
----------------------------------------------------------------------------------------------------------------------
      665,000  CA County Tobacco Securitization
               Agency (TASC)                                         6.000     06/01/2035   06/01/2012 A      670,114
----------------------------------------------------------------------------------------------------------------------
      435,000  CA County Tobacco Securitization
               Agency (TASC)                                         6.000     06/01/2042   06/01/2012 A      438,345
----------------------------------------------------------------------------------------------------------------------
   10,700,000  CA County Tobacco Securitization
               Agency (TASC)                                         6.068 1   06/01/2046   09/09/2028 B      779,602
----------------------------------------------------------------------------------------------------------------------
   51,520,000  CA County Tobacco Securitization
               Agency (TASC)                                         6.192 1   06/01/2050   01/02/2026 B    2,860,906
----------------------------------------------------------------------------------------------------------------------
       50,000  CA County Tobacco Securitization
               Agency (TASC)                                         6.250     06/01/2037   06/01/2012 A       50,881
----------------------------------------------------------------------------------------------------------------------
    3,520,000  CA Dept. of Transportation COP                        5.250     03/01/2016   03/01/2008 A    3,595,011
----------------------------------------------------------------------------------------------------------------------
       85,000  CA Dept. of Veterans Affairs Home
               Purchase                                              5.200     12/01/2027   12/01/2007 A       85,604
----------------------------------------------------------------------------------------------------------------------
       60,000  CA Dept. of Veterans Affairs Home
               Purchase                                              5.200     12/01/2028   06/01/2008 A       60,027
----------------------------------------------------------------------------------------------------------------------
    3,595,000  CA Dept. of Veterans Affairs Home
               Purchase                                              5.450     12/01/2019   12/01/2008 A    3,690,411
----------------------------------------------------------------------------------------------------------------------
       10,000  CA Dept. of Veterans Affairs Home
               Purchase                                              5.500     12/01/2018   12/01/2008 A       10,209
----------------------------------------------------------------------------------------------------------------------
       25,000  CA Dept. of Veterans Affairs Home
               Purchase                                              5.500     12/01/2019   01/09/2012 A       25,910
----------------------------------------------------------------------------------------------------------------------
       30,000  CA Dept. of Water Resources
               (Center Valley)                                       5.000     12/01/2019   12/01/2007 A       30,328
----------------------------------------------------------------------------------------------------------------------
       15,000  CA Dept. of Water Resources
               (Center Valley)                                       5.000     12/01/2022   12/01/2007 A       15,163
----------------------------------------------------------------------------------------------------------------------
       25,000  CA Dept. of Water Resources
               (Center Valley)                                       5.000     12/01/2029   12/01/2008 A       25,150
----------------------------------------------------------------------------------------------------------------------
       15,000  CA Dept. of Water Resources
               (Center Valley)                                       5.125     12/01/2011   12/01/2007 A       15,145
----------------------------------------------------------------------------------------------------------------------


             3 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                EFFECTIVE
       AMOUNT                                                       COUPON      MATURITY     MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------
$      15,000  CA Dept. of Water Resources
               (Center Valley)                                       5.125%    12/01/2012   12/01/2007 A   $   15,145
----------------------------------------------------------------------------------------------------------------------
       45,000  CA Dept. of Water Resources
               (Center Valley)                                       5.250     12/01/2017   12/01/2007 A       45,455
----------------------------------------------------------------------------------------------------------------------
      515,000  CA Dept. of Water Resources
               (Center Valley) 2                                     5.250     07/01/2022   01/01/2008 A      544,844
----------------------------------------------------------------------------------------------------------------------
      315,000  CA Dept. of Water Resources
               (Center Valley)                                       5.375     12/01/2027   12/01/2007 A      317,605
----------------------------------------------------------------------------------------------------------------------
       15,000  CA Dept. of Water Resources
               (Center Valley)                                       5.400     07/01/2012   01/01/2008 A       15,023
----------------------------------------------------------------------------------------------------------------------
       20,000  CA Educational Facilities Authority                   5.125     04/01/2017   04/01/2009 A       20,651
----------------------------------------------------------------------------------------------------------------------
       45,000  CA Educational Facilities Authority                   5.125     04/01/2017   04/01/2009 A       45,581
----------------------------------------------------------------------------------------------------------------------
       25,000  CA Educational Facilities Authority
               (California College of Arts and
               Crafts)                                               5.875     06/01/2030   06/01/2011 A       25,688
----------------------------------------------------------------------------------------------------------------------
       10,000  CA Educational Facilities Authority
               (College & University Financing)                      6.125     06/01/2009   12/01/2007 A       10,023
----------------------------------------------------------------------------------------------------------------------
        5,000  CA Educational Facilities Authority
               (College & University Financing)                      6.250     06/01/2018   12/01/2007 A        5,012
----------------------------------------------------------------------------------------------------------------------
      350,000  CA Educational Facilities Authority
               (College of Osteopathic Medicine) 2                   5.750     06/01/2018   12/01/2007 A      350,620
----------------------------------------------------------------------------------------------------------------------
       85,000  CA Educational Facilities Authority
               (Dominican University of
               California/Harvey Mudd College
               Obligated Group)                                      5.500     03/01/2011   03/01/2008 A       86,829
----------------------------------------------------------------------------------------------------------------------
       15,000  CA Educational Facilities Authority
               (Los Angeles College of Chiropractic)                 5.600     11/01/2017   11/01/2009 A       15,164
----------------------------------------------------------------------------------------------------------------------
       50,000  CA Educational Facilities Authority
               (Stanford University)                                 5.125     01/01/2031   01/01/2008 A       50,590
----------------------------------------------------------------------------------------------------------------------
       25,000  CA Educational Facilities Authority
               (Stanford University)                                 5.200     12/01/2027   12/01/2007 A       25,274
----------------------------------------------------------------------------------------------------------------------
       35,000  CA Educational Facilities Authority
               (University of Southern California)                   5.000     10/01/2028   10/01/2008 A       35,501
----------------------------------------------------------------------------------------------------------------------
      335,000  CA Financing Authority
               (Wastewater Improvement)                              6.100     11/01/2033   11/01/2013 A      349,740
----------------------------------------------------------------------------------------------------------------------
        5,000  CA GO                                                 4.750     09/01/2018   03/01/2008 A        5,011
----------------------------------------------------------------------------------------------------------------------
       60,000  CA GO                                                 4.800     08/01/2014   02/01/2008 A       60,044
----------------------------------------------------------------------------------------------------------------------
       25,000  CA GO                                                 5.000     06/01/2017   12/02/2007 A       25,156
----------------------------------------------------------------------------------------------------------------------
       25,000  CA GO                                                 5.000     06/01/2019   12/02/2007 A       25,021
----------------------------------------------------------------------------------------------------------------------
        5,000  CA GO                                                 5.000     06/01/2019   06/01/2011 A        5,162
----------------------------------------------------------------------------------------------------------------------
      180,000  CA GO                                                 5.000     02/01/2021   02/01/2008 A      182,317
----------------------------------------------------------------------------------------------------------------------
       25,000  CA GO                                                 5.000     02/01/2021   02/01/2009 A       25,311
----------------------------------------------------------------------------------------------------------------------
      150,000  CA GO                                                 5.000     11/01/2022   11/01/2007 A      150,869
----------------------------------------------------------------------------------------------------------------------
       50,000  CA GO                                                 5.000     02/01/2023   02/01/2008 A       50,636
----------------------------------------------------------------------------------------------------------------------
       80,000  CA GO                                                 5.000     10/01/2023   10/01/2008 A       80,761
----------------------------------------------------------------------------------------------------------------------
       10,000  CA GO                                                 5.000     10/01/2023   10/01/2008 A       10,105
----------------------------------------------------------------------------------------------------------------------
       10,000  CA GO                                                 5.000     02/01/2025   02/01/2008 A       10,127
----------------------------------------------------------------------------------------------------------------------
       45,000  CA GO                                                 5.000     02/01/2025   02/01/2009 A       45,199
----------------------------------------------------------------------------------------------------------------------


             4 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                EFFECTIVE
       AMOUNT                                                       COUPON      MATURITY     MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------
$      10,000  CA GO                                                 5.100%    10/01/2008   04/01/2008 A   $   10,068
----------------------------------------------------------------------------------------------------------------------
       60,000  CA GO                                                 5.100     03/01/2010   03/01/2008 A       60,073
----------------------------------------------------------------------------------------------------------------------
       40,000  CA GO                                                 5.125     10/01/2027   04/01/2008 A       40,437
----------------------------------------------------------------------------------------------------------------------
       15,000  CA GO                                                 5.200     06/01/2010   12/01/2007 A       15,094
----------------------------------------------------------------------------------------------------------------------
      105,000  CA GO                                                 5.250     06/01/2011   12/01/2007 A      105,664
----------------------------------------------------------------------------------------------------------------------
       55,000  CA GO                                                 5.250     10/01/2013   04/01/2008 A       55,376
----------------------------------------------------------------------------------------------------------------------
       20,000  CA GO                                                 5.250     06/01/2016   12/01/2007 A       20,126
----------------------------------------------------------------------------------------------------------------------
       25,000  CA GO                                                 5.250     04/01/2018   04/01/2008 A       25,028
----------------------------------------------------------------------------------------------------------------------
       10,000  CA GO                                                 5.250     04/01/2019   04/01/2008 A       10,011
----------------------------------------------------------------------------------------------------------------------
       10,000  CA GO                                                 5.250     04/01/2021   04/01/2008 A       10,011
----------------------------------------------------------------------------------------------------------------------
      160,000  CA GO                                                 5.250     06/01/2021   12/01/2007 A      160,992
----------------------------------------------------------------------------------------------------------------------
       10,000  CA GO                                                 5.250     02/01/2029   02/01/2013 A       10,396
----------------------------------------------------------------------------------------------------------------------
       10,000  CA GO                                                 5.250     02/01/2030   02/01/2012 A       10,534
----------------------------------------------------------------------------------------------------------------------
       15,000  CA GO                                                 5.300     09/01/2011   03/01/2008 A       15,158
 ---------------------------------------------------------------------------------------------------------------------
       15,000  CA GO                                                 5.350     12/01/2013   04/27/2011 A       15,552
 ---------------------------------------------------------------------------------------------------------------------
       15,000  CA GO                                                 5.375     06/01/2026   12/01/2007 A       15,092
 ---------------------------------------------------------------------------------------------------------------------
    2,780,000  CA GO                                                 5.400     12/01/2014   12/01/2008 A    2,849,194
 ---------------------------------------------------------------------------------------------------------------------
        5,000  CA GO                                                 5.500     03/01/2008   03/01/2008          5,030
 ---------------------------------------------------------------------------------------------------------------------
       50,000  CA GO                                                 5.500     03/01/2009   03/01/2008 A       50,313
 ---------------------------------------------------------------------------------------------------------------------
       15,000  CA GO                                                 5.500     03/01/2010   03/01/2008 A       15,101
 ---------------------------------------------------------------------------------------------------------------------
      100,000  CA GO                                                 5.500     06/01/2010   12/02/2007 A      100,891
 ---------------------------------------------------------------------------------------------------------------------
       15,000  CA GO                                                 5.500     06/01/2013   12/02/2007 A       15,023
 ---------------------------------------------------------------------------------------------------------------------
       55,000  CA GO                                                 5.500     04/01/2015   04/01/2008 A       55,432
 ---------------------------------------------------------------------------------------------------------------------
       35,000  CA GO                                                 5.500     04/01/2019   04/01/2008 A       35,266
 ---------------------------------------------------------------------------------------------------------------------
       70,000  CA GO                                                 5.500     03/01/2020   03/01/2008 A       70,422
 ---------------------------------------------------------------------------------------------------------------------
       20,000  CA GO                                                 5.500     10/01/2022   04/01/2008 A       20,132
 ---------------------------------------------------------------------------------------------------------------------
        5,000  CA GO                                                 5.600     09/01/2021   03/01/2008 A        5,052
 ---------------------------------------------------------------------------------------------------------------------
       55,000  CA GO                                                 5.625     10/01/2021   04/01/2008 A       55,728
 ---------------------------------------------------------------------------------------------------------------------
       40,000  CA GO                                                 5.625     10/01/2023   04/01/2008 A       40,515
 ---------------------------------------------------------------------------------------------------------------------
       10,000  CA GO                                                 5.625     09/01/2024   03/01/2008 A       10,105
 ---------------------------------------------------------------------------------------------------------------------
       25,000  CA GO                                                 5.625     10/01/2026   04/01/2008 A       25,300
 ---------------------------------------------------------------------------------------------------------------------
       75,000  CA GO                                                 5.750     03/01/2010   03/01/2008 A       75,528
 ---------------------------------------------------------------------------------------------------------------------
       35,000  CA GO                                                 5.750     03/01/2015   03/01/2008 A       35,263
 ---------------------------------------------------------------------------------------------------------------------
      155,000  CA GO                                                 5.750     11/01/2017   11/01/2007 A      156,775
 ---------------------------------------------------------------------------------------------------------------------
       25,000  CA GO                                                 5.800     06/01/2013   12/02/2007 A       25,045
 ---------------------------------------------------------------------------------------------------------------------
      155,000  CA GO                                                 5.900     04/01/2023   04/01/2008 A      156,173
 ---------------------------------------------------------------------------------------------------------------------
       35,000  CA GO                                                 5.900     04/01/2023   04/01/2008 A       35,299
 ---------------------------------------------------------------------------------------------------------------------
       75,000  CA GO                                                 5.900     03/01/2025   03/01/2008 A       75,500
----------------------------------------------------------------------------------------------------------------------
       20,000  CA GO                                                 6.000     08/01/2010   02/01/2008 A       20,124
----------------------------------------------------------------------------------------------------------------------
       10,000  CA GO                                                 6.000     05/01/2011   11/01/2007 A       10,119
----------------------------------------------------------------------------------------------------------------------
       10,000  CA GO                                                 6.000     10/01/2014   04/01/2008 A       10,105
----------------------------------------------------------------------------------------------------------------------


             5 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                        EFFECTIVE
      AMOUNT                                                               COUPON       MATURITY     MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     20,000   CA GO                                                        6.000%     08/01/2015   02/01/2008 A   $       20,125
----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA GO                                                        6.000      05/01/2018   11/01/2007 A           20,218
----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA GO                                                        6.000      08/01/2019   02/01/2008 A            5,029
----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA GO                                                        6.000      10/01/2021   04/01/2008 A           15,148
----------------------------------------------------------------------------------------------------------------------------------
      40,000   CA GO                                                        6.000      08/01/2024   02/01/2008 A           40,226
----------------------------------------------------------------------------------------------------------------------------------
     605,000   CA GO                                                        6.250      10/01/2019   04/01/2008 A          611,861
----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA GO                                                        6.800      11/01/2008   11/01/2007 A            5,079
----------------------------------------------------------------------------------------------------------------------------------
     295,000   CA GO (Safe Drinking Water)                                  8.250      09/01/2010   03/01/2008 A          299,649
----------------------------------------------------------------------------------------------------------------------------------
   1,290,000   CA Golden State Tobacco
               Securitization Corp.                                         5.000      06/01/2017   12/01/2007 A        1,291,264
----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Golden State Tobacco
               Securitization Corp.                                         5.000      06/01/2020   06/01/2010 A           25,604
----------------------------------------------------------------------------------------------------------------------------------
   4,380,000   CA Golden State Tobacco
               Securitization Corp.                                         6.250      06/01/2033   09/11/2012 C        4,813,445
----------------------------------------------------------------------------------------------------------------------------------
   3,245,000   CA Golden State Tobacco
               Securitization Corp.                                         6.625      06/01/2040   06/01/2013 A        3,738,272
----------------------------------------------------------------------------------------------------------------------------------
   3,115,000   CA Golden State Tobacco
               Securitization Corp.                                         6.750      06/01/2039   06/01/2013 A        3,608,042
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   CA Golden State Tobacco
               Securitization Corp. (TASC)                                  0.000 5    06/01/2037   05/22/2022 C        3,217,550
----------------------------------------------------------------------------------------------------------------------------------
   4,110,000   CA Golden State Tobacco
               Securitization Corp. (TASC)                                  4.500      06/01/2027   04/18/2013 B        3,838,041
----------------------------------------------------------------------------------------------------------------------------------
      85,000   CA Golden State Tobacco
               Securitization Corp. (TASC)                                  5.000      06/01/2015   12/01/2007 A           85,082
----------------------------------------------------------------------------------------------------------------------------------
     830,000   CA Golden State Tobacco
               Securitization Corp. (TASC) 2                                5.000      06/01/2018   06/01/2008 A          834,972
----------------------------------------------------------------------------------------------------------------------------------
   1,865,000   CA Golden State Tobacco
               Securitization Corp. (TASC) 2                                7.800      06/01/2042   06/01/2013 A        2,255,923
----------------------------------------------------------------------------------------------------------------------------------
   2,900,000   CA Golden State Tobacco
               Securitization Corp. (TASC)                                  7.875      06/01/2042   06/01/2013 A        3,517,787
----------------------------------------------------------------------------------------------------------------------------------
   2,680,000   CA Golden State Tobacco
               Securitization Corp. (TASC)                                  7.900      06/01/2042   06/01/2013 A        3,253,976
----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA Health Facilities Financing
               Authority (Catholic Healthcare
               West)                                                        5.000      07/01/2011   01/01/2008 A            5,006
----------------------------------------------------------------------------------------------------------------------------------
     145,000   CA Health Facilities Financing
               Authority (Catholic Healthcare
               West) 2                                                      5.000      07/01/2021   01/01/2008 A          145,120
----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA Health Facilities Financing
               Authority (Catholic Healthcare
               West) 2                                                      5.125      07/01/2024   07/01/2009 A           15,288
----------------------------------------------------------------------------------------------------------------------------------
     190,000   CA Health Facilities Financing
               Authority (Catholic Healthcare
               West) 2                                                      5.250      07/01/2023   01/01/2008 A          191,748
----------------------------------------------------------------------------------------------------------------------------------


             6 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                        EFFECTIVE
      AMOUNT                                                               COUPON       MATURITY     MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    160,000   CA Health Facilities Financing
               Authority (Catholic Healthcare
               West) 2                                                      6.000%     07/01/2013   01/01/2008 A   $      160,309
----------------------------------------------------------------------------------------------------------------------------------
     315,000   CA Health Facilities Financing
               Authority (Cedars-Sinai Medical
               Center) 2                                                    5.125      08/01/2027   08/01/2008 A          320,913
----------------------------------------------------------------------------------------------------------------------------------
      30,000   CA Health Facilities Financing
               Authority (Cedars-Sinai Medical
               Center) 2                                                    5.250      08/01/2027   08/01/2008 A           30,627
----------------------------------------------------------------------------------------------------------------------------------
      80,000   CA Health Facilities Financing
               Authority (Community Program)                                7.200      01/01/2012   02/01/2008 A           80,366
----------------------------------------------------------------------------------------------------------------------------------
      50,000   CA Health Facilities Financing
               Authority (Downey Community
               Hospital)                                                    5.750      05/15/2015   08/04/2012 B           49,848
----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Health Facilities Financing
               Authority (Fellowship Homes)                                 6.000      09/01/2019   03/01/2008 A           25,282
----------------------------------------------------------------------------------------------------------------------------------
     115,000   CA Health Facilities Financing
               Authority (Marshall Hospital)                                5.000      11/01/2018   11/01/2007 A          115,052
----------------------------------------------------------------------------------------------------------------------------------
      80,000   CA Health Facilities Financing
               Authority (Marshall Hospital)                                5.125      11/01/2012   11/01/2007 A           80,072
----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA Health Facilities Financing
               Authority (Mercy Senior Hsg.)                                5.800      12/01/2018   12/01/2007 A           20,022
----------------------------------------------------------------------------------------------------------------------------------
      30,000   CA Health Facilities Financing
               Authority (Providence Health
               System-Southern California)                                  5.500      10/01/2013   04/01/2008 A           30,345
----------------------------------------------------------------------------------------------------------------------------------
      50,000   CA Health Facilities Financing
               Authority (Sunny View Lutheran
               Home)                                                        5.100      01/01/2024   01/01/2010 A           50,449
----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA Health Facilities Financing
               Authority (Sutter Health)                                    5.000      08/15/2017   02/15/2008 A            5,105
----------------------------------------------------------------------------------------------------------------------------------
     135,000   CA Health Facilities Financing
               Authority (Sutter Health)                                    5.125      08/15/2022   08/15/2008 A          137,776
----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Health Facilities Financing
               Authority (Sutter Health)                                    5.250      08/15/2027   02/15/2008 A           25,523
----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA HFA                                                       5.650      02/01/2008   02/01/2008             10,040
----------------------------------------------------------------------------------------------------------------------------------
      40,000   CA HFA                                                       8.037 1    08/01/2015   04/14/2011 B           20,466
----------------------------------------------------------------------------------------------------------------------------------
     135,000   CA HFA                                                       8.219 1    02/01/2015   02/11/2011 B           76,472
----------------------------------------------------------------------------------------------------------------------------------
      55,000   CA HFA (Multifamily Hsg.)                                    5.375      08/01/2028   02/01/2009 A           55,574
----------------------------------------------------------------------------------------------------------------------------------
      35,000   CA HFA (Multifamily Hsg.)                                    5.375      02/01/2036   02/01/2011 A           35,272
----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA HFA (Multifamily Hsg.)                                    5.400      08/01/2018   08/01/2008 A           15,282
----------------------------------------------------------------------------------------------------------------------------------
      40,000   CA HFA (Multifamily Hsg.)                                    5.400      08/01/2018   08/01/2008 A           40,753
----------------------------------------------------------------------------------------------------------------------------------
     445,000   CA HFA (Multifamily Hsg.) 2                                  5.450      08/01/2028   08/01/2010 A          449,650
----------------------------------------------------------------------------------------------------------------------------------
      85,000   CA HFA (Multifamily Hsg.) 2                                  5.850      02/01/2010   02/01/2008 A           85,953
----------------------------------------------------------------------------------------------------------------------------------
     530,000   CA HFA (Multifamily Hsg.) 2                                  5.950      08/01/2028   02/01/2009 A          540,833
----------------------------------------------------------------------------------------------------------------------------------
     320,000   CA HFA (Multifamily Hsg.) 2                                  6.050      08/01/2016   02/01/2008 A          327,210
----------------------------------------------------------------------------------------------------------------------------------
      80,000   CA HFA (Multifamily Hsg.)                                    6.050      08/01/2027   08/01/2008 A           81,914
----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA HFA (Multifamily Hsg.)                                    6.050      08/01/2038   02/01/2009 A           25,298
----------------------------------------------------------------------------------------------------------------------------------
     290,000   CA HFA (Multifamily Hsg.)                                    6.150      08/01/2022   02/01/2008 A          292,488
----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA HFA (Multifamily Hsg.), Series B                          5.500      08/01/2039   08/01/2010 A           25,223
----------------------------------------------------------------------------------------------------------------------------------


             7 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                        EFFECTIVE
      AMOUNT                                                               COUPON       MATURITY     MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     20,000   CA HFA (Single Family Mtg.)                                  5.400%     08/01/2028   02/01/2010 A   $       20,274
----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA HFA (Single Family Mtg.), Series A                        5.300      08/01/2018   02/01/2010 A           10,062
----------------------------------------------------------------------------------------------------------------------------------
   1,735,000   CA HFA, Series A                                             4.800      08/01/2012   01/24/2009 B        1,739,841
----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA HFA, Series B                                             7.000      08/01/2014   02/01/2008 A            5,010
----------------------------------------------------------------------------------------------------------------------------------
     465,000   CA HFA, Series B                                             7.125      08/01/2024   02/01/2008 A          471,050
----------------------------------------------------------------------------------------------------------------------------------
   1,245,000   CA Infrastructure & Economic Devel.
               (Copia: The American Center for
               Wine, Food and the Arts)                                     5.350 1    12/01/2019   12/01/2019            656,277
----------------------------------------------------------------------------------------------------------------------------------
   1,320,000   CA Infrastructure & Economic Devel.
               (Copia: The American Center for
               Wine, Food and the Arts)                                     5.400 1    12/01/2020   12/01/2020            654,865
----------------------------------------------------------------------------------------------------------------------------------
   3,235,000   CA Infrastructure & Economic Devel.
               (Copia: The American Center for
               Wine, Food and the Arts)                                     5.420 1    12/01/2021   12/01/2021          1,508,739
----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA Infrastructure & Economic Devel.
               (Stockton Port District)                                     5.375      07/01/2022   07/01/2010 A           15,252
----------------------------------------------------------------------------------------------------------------------------------
      50,000   CA Infrastructure & Economic Devel.
               (Stockton Port District)                                     5.500      07/01/2032   07/01/2011 A           50,436
----------------------------------------------------------------------------------------------------------------------------------
  17,500,000   CA Inland Empire Tobacco
               Securitization Authority (TASC)                              4.625      06/01/2021   06/23/2013 B       16,519,475
----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA Loan Purchasing Finance
               Authority                                                    5.500      10/01/2008   04/01/2008 A           10,017
----------------------------------------------------------------------------------------------------------------------------------
      70,000   CA Loan Purchasing Finance
               Authority                                                    5.600      10/01/2014   04/01/2008 A           70,123
----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA Maritime Infrastructure
               Authority (Santa Cruz Port District)                         5.750      05/01/2024   05/01/2014 A           10,171
----------------------------------------------------------------------------------------------------------------------------------
      90,000   CA Mobilehome Park Financing
               Authority (Palomar Estate East &
               West)                                                        5.250      03/15/2034   03/15/2015 A           89,169
----------------------------------------------------------------------------------------------------------------------------------
     750,000   CA Pollution Control Financing
               Authority (Browning-Ferris
               Industries)                                                  6.750      09/01/2019   03/01/2008 A          752,370
----------------------------------------------------------------------------------------------------------------------------------
   4,515,000   CA Pollution Control Financing
               Authority (General Motors Corp.)                             5.500      04/01/2008   04/01/2008          4,508,634
----------------------------------------------------------------------------------------------------------------------------------
  11,260,000   CA Pollution Control Financing
               Authority (Pacific Gas & Electric
               Company) 6                                                   5.350      12/01/2016   04/01/2011 A       11,841,410
----------------------------------------------------------------------------------------------------------------------------------
      30,000   CA Pollution Control Financing
               Authority (Sacramento Biosolids
               Facility)                                                    5.300      12/01/2017   12/01/2012 A           30,797
----------------------------------------------------------------------------------------------------------------------------------
     220,000   CA Pollution Control Financing
               Authority (Sacramento Biosolids
               Facility)                                                    5.500      12/01/2024   12/01/2012 A          224,429
----------------------------------------------------------------------------------------------------------------------------------
     190,000   CA Pollution Control Financing
               Authority (San Diego Gas & Electric
               Company)                                                     5.850      06/01/2021   12/01/2007 A          190,283
----------------------------------------------------------------------------------------------------------------------------------
     150,000   CA Pollution Control Financing
               Authority (San Diego Gas & Electric
               Company)                                                     5.850      06/01/2021   12/01/2007 A          150,129
----------------------------------------------------------------------------------------------------------------------------------


             8 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                        EFFECTIVE
      AMOUNT                                                               COUPON       MATURITY     MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    775,000   CA Pollution Control Financing
               Authority (San Diego Gas & Electric
               Company) 2                                                   5.850%      06/01/2021   12/01/2007 A   $      776,155
----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA Pollution Control Financing
               Authority (Southern California
               Edison Company)                                              5.550      09/01/2031   09/01/2009 A           20,703
----------------------------------------------------------------------------------------------------------------------------------
     325,000   CA Pollution Control Financing
               Authority (Southern California
               Water Company) 2                                             5.500      12/01/2026   12/01/2007 A          325,371
----------------------------------------------------------------------------------------------------------------------------------
     150,000   CA Public Works                                              5.250      12/01/2013   12/01/2007 A          150,206
----------------------------------------------------------------------------------------------------------------------------------
     115,000   CA Public Works (California
               Community College)                                           5.375      03/01/2011   03/01/2008 A          115,687
----------------------------------------------------------------------------------------------------------------------------------
      45,000   CA Public Works (California Science
               Center)                                                      5.250      10/01/2017   04/01/2008 A           45,956
----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Public Works (Dept. of
               Corrections)                                                 5.000      09/01/2021   09/01/2008 A           25,494
----------------------------------------------------------------------------------------------------------------------------------
     165,000   CA Public Works (Dept. of Food &
               Agriculture)                                                 5.400      06/01/2013   12/01/2007 A          165,213
----------------------------------------------------------------------------------------------------------------------------------
     185,000   CA Public Works (State Universities)                         5.250      12/01/2013   12/01/2007 A          185,224
----------------------------------------------------------------------------------------------------------------------------------
     480,000   CA Public Works (State Universities)                         5.500      12/01/2018   12/01/2007 A          480,542
----------------------------------------------------------------------------------------------------------------------------------
     100,000   CA Public Works (Various
               Community Colleges)                                          5.375      03/01/2013   03/01/2008 A          100,597
----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Public Works (Various
               Community Colleges)                                          5.375      03/01/2014   03/01/2008 A           25,158
----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA Public Works (Various
               Community Colleges)                                          5.500      09/01/2011   03/01/2008 A           20,227
----------------------------------------------------------------------------------------------------------------------------------
      50,000   CA Public Works (Various
               Community Colleges)                                          5.600      04/01/2014   04/01/2008 A           51,077
----------------------------------------------------------------------------------------------------------------------------------
      30,000   CA Public Works (Various
               Community Colleges)                                          5.625      03/01/2016   03/01/2008 A           30,215
----------------------------------------------------------------------------------------------------------------------------------
      50,000   CA Public Works (Various
               Community Colleges)                                          5.625      03/01/2016   03/01/2008 A           50,884
----------------------------------------------------------------------------------------------------------------------------------
     240,000   CA Public Works (Various
               Community Colleges)                                          5.625      03/01/2019   03/01/2008 A          241,586
----------------------------------------------------------------------------------------------------------------------------------
     600,000   CA Public Works (Various
               Community Colleges)                                          5.875      10/01/2008   04/01/2008 A          601,032
----------------------------------------------------------------------------------------------------------------------------------
      50,000   CA Public Works (Various
               Community Colleges)                                          5.875      10/01/2008   04/01/2008 A           50,099
----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Public Works (Various State
               Universities)                                                5.375      12/01/2019   12/01/2007 A           25,534
----------------------------------------------------------------------------------------------------------------------------------
      50,000   CA Public Works (Various State
               Universities)                                                5.400      10/01/2022   04/01/2008 A           51,049
----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA Public Works (Various State
               Universities)                                                5.500      09/01/2015   03/01/2008 A           10,214
----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA Resource Efficiency Financing
               Authority COP                                                5.500      04/01/2017   04/01/2008 A            5,108
----------------------------------------------------------------------------------------------------------------------------------
   2,750,000   CA Rural Home Mtg. Finance
               Authority (Single Family Mtg.)                               5.500      02/01/2043   02/01/2021 A        2,914,478
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   CA Rural Home Mtg. Finance
               Authority (Single Family Mtg.)                               5.700      02/01/2033   02/01/2021 A        1,055,000
----------------------------------------------------------------------------------------------------------------------------------


             9 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                        EFFECTIVE
      AMOUNT                                                               COUPON       MATURITY     MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$  2,000,000   CA Rural Home Mtg. Finance
               Authority (Single Family Mtg.)                               5.750%     02/01/2044   06/30/2013 A   $    2,107,140
----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA Rural Home Mtg. Finance
               Authority (Single Family Mtg.)                               7.500      08/01/2027   08/25/2020 B           20,355
----------------------------------------------------------------------------------------------------------------------------------
     255,000   CA Rural Home Mtg. Finance
               Authority (Single Family Mtg.), Series A                     6.350      12/01/2029   10/01/2008 C          261,441
----------------------------------------------------------------------------------------------------------------------------------
     115,000   CA Rural Home Mtg. Finance
               Authority (Single Family Mtg.), Series A                     7.000      09/01/2029   03/01/2010 C          116,807
----------------------------------------------------------------------------------------------------------------------------------
     100,000   CA Statewide CDA (Bouquet Canyon)                            5.300      07/01/2018   07/01/2010 A          101,293
----------------------------------------------------------------------------------------------------------------------------------
      80,000   CA Statewide CDA (California Odd
               Fellow Hsg.)                                                 5.375      10/01/2013   04/01/2008 A           80,084
----------------------------------------------------------------------------------------------------------------------------------
      85,000   CA Statewide CDA (California Odd
               Fellow Hsg.)                                                 5.500      10/01/2023   04/01/2008 A           85,065
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000   CA Statewide CDA (Del Nido
               Apartments)                                                  5.550      05/01/2028   11/01/2008 A        4,084,320
----------------------------------------------------------------------------------------------------------------------------------
     500,000   CA Statewide CDA (East Tabor
               Apartments) 2                                                6.850      08/20/2036   02/20/2011 A          544,970
----------------------------------------------------------------------------------------------------------------------------------
      75,000   CA Statewide CDA (Eastfield Ming
               Quong)                                                       5.625      06/01/2020   12/01/2007 A           75,856
----------------------------------------------------------------------------------------------------------------------------------
      45,000   CA Statewide CDA (Escrow Term)                               6.750      09/01/2037   09/01/2014 A           47,691
----------------------------------------------------------------------------------------------------------------------------------
     250,000   CA Statewide CDA (Fairfield
               Apartments)                                                  6.500      01/01/2016   12/22/2011 B          253,843
----------------------------------------------------------------------------------------------------------------------------------
     575,000   CA Statewide CDA (Family House &
               Hsg. Foundation-Torrence I) 2                                7.000      04/20/2036   04/20/2011 A          640,153
----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA Statewide CDA (GP Steinbeck)                              5.700      09/20/2019   09/20/2014 A           10,514
----------------------------------------------------------------------------------------------------------------------------------
     135,000   CA Statewide CDA (John Muir/Mt.
               Diablo Health System)                                        5.250      08/15/2027   02/15/2008 A          137,823
----------------------------------------------------------------------------------------------------------------------------------
     400,000   CA Statewide CDA (Kaiser
               Permanente) 2                                                5.300      12/01/2015   12/01/2007 A          414,816
----------------------------------------------------------------------------------------------------------------------------------
     250,000   CA Statewide CDA (Live Oak
               School)                                                      6.750      10/01/2030   10/01/2011 A          264,268
----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Statewide CDA (Methodist
               Hospital of Southern California)                             5.500      07/01/2010   07/01/2008 A           25,291
----------------------------------------------------------------------------------------------------------------------------------
     100,000   CA Statewide CDA (Multifamily)                               5.696 1    09/20/2021   09/20/2014 A           45,026
----------------------------------------------------------------------------------------------------------------------------------
     100,000   CA Statewide CDA (Multifamily)                               5.744 1    09/20/2023   09/20/2014 A           39,740
----------------------------------------------------------------------------------------------------------------------------------
     200,000   CA Statewide CDA (Quail Ridge
               Apartments)                                                  5.375      07/01/2032   11/26/2029 B          194,656
----------------------------------------------------------------------------------------------------------------------------------
     455,000   CA Statewide CDA (Rio Bravo)                                 6.300      12/01/2018   02/19/2014 B          440,545
----------------------------------------------------------------------------------------------------------------------------------
     560,000   CA Statewide CDA (Sycamore) 2                                6.000      03/20/2038   03/20/2016 A          603,254
----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Statewide CDA Community
               Facilities District                                          6.350      09/01/2021   09/01/2012 A           26,447
----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA Statewide CDA COP
               (CVHP/CVMC/FH Obligated
               Group)                                                       5.000      04/01/2018   04/01/2008 A            5,074
----------------------------------------------------------------------------------------------------------------------------------
      45,000   CA Statewide CDA COP
               (CVHP/CVMC/FH Obligated
               Group)                                                       5.125      04/01/2023   04/01/2008 A           45,679
----------------------------------------------------------------------------------------------------------------------------------


             10 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE
     AMOUNT                                                       COUPON       MATURITY          MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   CA Statewide CDA Linked PARS &                       5.600% 7   10/01/2011      04/28/2010 B    $         1,044,200
              INFLOS
----------------------------------------------------------------------------------------------------------------------------------
     45,000   CA Statewide CDA, Series B                           6.900      07/01/2008      01/01/2008 A                 45,081
----------------------------------------------------------------------------------------------------------------------------------
    900,000   CA Statewide Financing Authority
              Tobacco Settlement (TASC)                            5.625      05/01/2029      04/04/2011 C                905,859
----------------------------------------------------------------------------------------------------------------------------------
  1,305,000   CA Statewide Financing Authority
              Tobacco Settlement (TASC)                            5.625      05/01/2029      07/30/2010 C              1,313,496
----------------------------------------------------------------------------------------------------------------------------------
    250,000   CA Statewide Financing Authority
              Tobacco Settlement (TASC)                            6.000      05/01/2037      05/01/2012 A                251,908
----------------------------------------------------------------------------------------------------------------------------------
    100,000   CA University (CSU Institute)                        4.875      06/01/2008      12/01/2007 A                100,111
----------------------------------------------------------------------------------------------------------------------------------
     50,000   CA Valley Health System COP                          6.875      05/15/2023      11/15/2007 A                 50,021
----------------------------------------------------------------------------------------------------------------------------------
    500,000   CA Valley Health System, Series A                    6.500      05/15/2025      11/15/2007 A                505,990
----------------------------------------------------------------------------------------------------------------------------------
    100,000   CA Veterans GO                                       4.700      12/01/2012      12/01/2007 A                100,044
----------------------------------------------------------------------------------------------------------------------------------
    950,000   CA Veterans GO                                       5.125      12/01/2019      12/01/2007 A                950,352
----------------------------------------------------------------------------------------------------------------------------------
    180,000   CA Veterans GO                                       5.300      12/01/2029      12/01/2007 A                180,070
----------------------------------------------------------------------------------------------------------------------------------
  1,730,000   CA Veterans GO                                       5.400      12/01/2015      12/01/2008 A              1,773,060
----------------------------------------------------------------------------------------------------------------------------------
  4,445,000   CA Veterans GO, Series BH                            5.400      12/01/2014      12/01/2008 A              4,555,636
----------------------------------------------------------------------------------------------------------------------------------
    265,000   CA Veterans GO, Series BH                            5.400      12/01/2016      12/01/2009 A                271,601
----------------------------------------------------------------------------------------------------------------------------------
     45,000   CA Veterans GO, Series BJ                            5.700      12/01/2032      12/19/2007 A                 45,466
----------------------------------------------------------------------------------------------------------------------------------
    110,000   CA Veterans GO, Series BP                            5.500      12/01/2026      12/01/2007 A                110,068
----------------------------------------------------------------------------------------------------------------------------------
    180,000   CA Veterans GO, Series BR                            5.250      12/01/2026      12/01/2007 A                180,076
----------------------------------------------------------------------------------------------------------------------------------
     90,000   CA Veterans GO, Series BX                            5.000      12/01/2014      12/01/2007 A                 90,068
----------------------------------------------------------------------------------------------------------------------------------
     10,000   CA Veterans GO, Series BX                            5.450      12/01/2024      12/01/2007 A                 10,014
----------------------------------------------------------------------------------------------------------------------------------
    140,000   CA Veterans GO, Series BX                            5.500      12/01/2031      12/01/2007 A                140,178
----------------------------------------------------------------------------------------------------------------------------------
  2,610,000   CA Veterans GO, Series BZ                            5.350      12/01/2021      06/01/2008 A              2,620,414
----------------------------------------------------------------------------------------------------------------------------------
     75,000   CA Water Resource Devel. GO,
              Series N                                             5.500      06/01/2011      12/01/2007 A                 75,116
----------------------------------------------------------------------------------------------------------------------------------
     10,000   CA Water Resource Devel. GO,
              Series P                                             5.800      06/01/2011      12/01/2007 A                 10,018
----------------------------------------------------------------------------------------------------------------------------------
     25,000   CA Water Resource Devel. GO,
              Series P                                             5.800      06/01/2014      12/01/2007 A                 25,045
----------------------------------------------------------------------------------------------------------------------------------
     50,000   CA Water Resource Devel. GO,
              Series Q                                             5.000      03/01/2016      03/01/2008 A                 50,057
----------------------------------------------------------------------------------------------------------------------------------
     50,000   Calleguas-Las Virgines, CA Public
              Financing Authority Municipal
              Water District                                       5.000      11/01/2023      07/30/2010 C                 51,055
----------------------------------------------------------------------------------------------------------------------------------
     45,000   Camarillo, CA Hsg. (Park Glenn
              Apartments)                                          5.400      03/01/2028      03/01/2008 A                 45,049
----------------------------------------------------------------------------------------------------------------------------------
     60,000   Camrosa, CA Water District                           5.500      01/15/2011      01/15/2008 A                 60,693
----------------------------------------------------------------------------------------------------------------------------------
     40,000   Capistrano, CA Unified School
              District (Education & Support
              Facilities) COP                                      5.250      12/01/2026      12/01/2007 A                 40,039
----------------------------------------------------------------------------------------------------------------------------------
     75,000   Capistrano, CA Unified School
              District (Las Flores)                                5.000      09/01/2023      09/01/2010 A                 77,093
----------------------------------------------------------------------------------------------------------------------------------
    130,000   Carlsbad, CA Hsg. and Redevel.
              Commission Tax Allocation                            5.250      09/01/2019      03/01/2008 A                130,638
----------------------------------------------------------------------------------------------------------------------------------
     80,000   Carlsbad, CA Improvement Bond
              Act 1915                                             5.550      09/02/2028      03/02/2009 A                 80,800
----------------------------------------------------------------------------------------------------------------------------------


             11 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007/ UNAUDITED
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    EFFECTIVE
     AMOUNT                                                       COUPON       MATURITY         MATURITY*                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$   110,000   Carlsbad, CA Improvement Bond
              Act 1915                                             5.950%     09/02/2025      09/02/2012 A    $           112,699
----------------------------------------------------------------------------------------------------------------------------------
     30,000   Carlsbad, CA Improvement Bond
              Act 1915                                             6.000      09/02/2022      03/01/2008 A                 30,066
----------------------------------------------------------------------------------------------------------------------------------
    125,000   Carlsbad, CA Unified School District
              COP (Aviara Oaks Middle School)                      5.300      06/01/2022      12/01/2007 A                126,100
----------------------------------------------------------------------------------------------------------------------------------
    105,000   Carson, CA Improvement Bond Act
              1915                                                 7.375      09/02/2022      03/02/2008 A                105,780
----------------------------------------------------------------------------------------------------------------------------------
    250,000   Carson, CA Redevel. Agency                           6.000      01/01/2028      01/01/2014 A                281,210
----------------------------------------------------------------------------------------------------------------------------------
     60,000   Castaic, CA Union School District                    8.500      10/01/2013      04/01/2008 A                 60,967
----------------------------------------------------------------------------------------------------------------------------------
     70,000   Cathedral City, CA Improvement
              Bond Act 1915                                        5.950      09/02/2034      03/02/2008 A                 72,155
----------------------------------------------------------------------------------------------------------------------------------
     50,000   Cathedral City, CA Special Tax
              Community Facilities District No. 1                  6.700      09/01/2030      09/01/2008 A                 51,511
----------------------------------------------------------------------------------------------------------------------------------
     20,000   Central CA Unified School District                   5.625      03/01/2018      03/01/2008 A                 20,138
----------------------------------------------------------------------------------------------------------------------------------
     50,000   Central Contra Costa, CA Sanitation
              District                                             5.000      09/01/2022      09/01/2010 A                 51,875
----------------------------------------------------------------------------------------------------------------------------------
    150,000   Central Valley, CA Financing
              Authority Cogeneration Project
              (Carson Ice)                                         5.200      07/01/2020      01/01/2008 A                150,179
----------------------------------------------------------------------------------------------------------------------------------
     35,000   Chico, CA Improvement Bond Act
              1915 (Mission Ranch)                                 6.625      09/02/2011      03/01/2008 A                 36,306
----------------------------------------------------------------------------------------------------------------------------------
     95,000   Chico, CA Improvement Bond Act
              1915 (Mission Ranch)                                 6.625      09/02/2012      03/01/2008 A                 98,499
----------------------------------------------------------------------------------------------------------------------------------
    100,000   Chico, CA Improvement Bond Act
              1915 (Mission Ranch)                                 6.625      09/02/2013      03/01/2008 A                103,669
----------------------------------------------------------------------------------------------------------------------------------
     30,000   Chino Hills, CA Improvement Bond
              Act 1915                                             7.500      09/02/2016      03/01/2008 A                 31,137
----------------------------------------------------------------------------------------------------------------------------------
      5,000   Chino Hills, CA Improvement Bond
              Act 1915                                             7.600      09/02/2021      03/01/2008 A                  5,186
----------------------------------------------------------------------------------------------------------------------------------
     55,000   Chino, CA Community Facilities
              District Special Tax                                 5.750      09/01/2034      09/01/2014 A                 55,164
----------------------------------------------------------------------------------------------------------------------------------
     25,000   Chowchilla, CA Improvement Bond
              Act 1915                                             6.700      09/02/2027      09/02/2014 A                 26,728
----------------------------------------------------------------------------------------------------------------------------------
 12,500,000   Chula Vista Industrial Devel. (San
              Diego Gas & Electric Company) 6                      5.000      12/01/2027      12/01/2017 A             12,970,875
----------------------------------------------------------------------------------------------------------------------------------
     55,000   Chula Vista, CA Community
              Facilities District (Eastlake Woods)                 5.700      09/01/2016      09/01/2013 A                 57,543
----------------------------------------------------------------------------------------------------------------------------------
     15,000   Chula Vista, CA Community
              Facilities District (Eastlake Woods)                 6.100      09/01/2021      09/01/2011 A                 15,736
----------------------------------------------------------------------------------------------------------------------------------
    240,000   Chula Vista, CA Redevel. Agency                      5.375      09/01/2029      03/01/2008 A                246,250
----------------------------------------------------------------------------------------------------------------------------------
     60,000   Chula Vista, CA Special Tax                          7.625      09/01/2029      09/01/2009 A                 65,519
----------------------------------------------------------------------------------------------------------------------------------
    800,000   Coalinga, CA Regional Medical
              Center COP                                           5.000      09/01/2014      08/12/2011 B                808,336
----------------------------------------------------------------------------------------------------------------------------------
     25,000   Colton, CA Community Facilities
              District Special Tax                                 5.800      09/01/2018      03/01/2008 A                 25,047
----------------------------------------------------------------------------------------------------------------------------------
    175,000   Colton, CA Joint Unified School
              District                                             5.700      09/01/2034      09/01/2013 A                175,485
----------------------------------------------------------------------------------------------------------------------------------
     50,000   Colton, CA Joint Unified School
              District COP                                         5.100      06/01/2020      12/01/2007 A                 50,053
----------------------------------------------------------------------------------------------------------------------------------


             12 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    EFFECTIVE
     AMOUNT                                                       COUPON       MATURITY         MATURITY*                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    45,000   Colton, CA Public Financing
              Authority                                            5.300%     08/01/2027      08/01/2008 A    $            46,297
----------------------------------------------------------------------------------------------------------------------------------
     50,000   Colton, CA Public Financing
              Authority, Series B                                  5.875      08/01/2027      08/01/2010 A                 50,398
----------------------------------------------------------------------------------------------------------------------------------
     20,000   Colton, CA Redevel. Agency (West
              Valley)                                              6.375      09/01/2035      03/01/2008 A                 20,014
----------------------------------------------------------------------------------------------------------------------------------
    815,000   Commerce, CA Community Devel.
              Corp. Tax Allocation                                 5.750      08/01/2010      08/01/2008 A                830,037
----------------------------------------------------------------------------------------------------------------------------------
     70,000   Commerce, CA Community Devel.
              Corp. Tax Allocation                                 6.000      08/01/2021      08/01/2008 A                 71,170
----------------------------------------------------------------------------------------------------------------------------------
     40,000   Concord, CA Joint Powers Financing
              Authority (Concord Police Facilities)                5.250      08/01/2019      02/01/2008 A                 40,027
----------------------------------------------------------------------------------------------------------------------------------
     20,000   Contra Costa County, CA Public
              Financing Authority (Pleasant Hill
              Bart)                                                5.125      08/01/2019      08/01/2011 A                 20,308
----------------------------------------------------------------------------------------------------------------------------------
  3,075,000   Contra Costa County, CA Special
              Tax Community Facilities District                    5.580      08/01/2016      06/28/2010 C              3,120,418
----------------------------------------------------------------------------------------------------------------------------------
     25,000   Contra Costa, CA Community
              College District COP (Diablo Valley
              College)                                             6.000      06/01/2021      12/01/2007 A                 25,239
----------------------------------------------------------------------------------------------------------------------------------
     25,000   Corona, CA Redevel. Agency                           5.500      09/01/2016      03/01/2008 A                 25,291
----------------------------------------------------------------------------------------------------------------------------------
    100,000   Corona, CA Redevel. Agency Tax
              Allocation                                           5.400      09/01/2011      09/01/2008 A                101,147
----------------------------------------------------------------------------------------------------------------------------------
     15,000   Corona-Norco, CA Unified School
              District                                             5.625      09/01/2033      09/01/2013 A                 14,958
----------------------------------------------------------------------------------------------------------------------------------
    100,000   Corona-Norco, CA Unified School
              District                                             5.750      09/01/2014      03/01/2008 A                101,184
----------------------------------------------------------------------------------------------------------------------------------
     20,000   Costa Mesa, CA COP                                   5.750      12/01/2012      12/01/2008 A                 20,200
----------------------------------------------------------------------------------------------------------------------------------
     55,000   Crescent City, CA Public Financing
              Authority                                            7.750      09/15/2012      03/15/2008 A                 56,163
----------------------------------------------------------------------------------------------------------------------------------
     20,000   Cypress, CA Improvement Bond Act
              1915 (Business & Professional
              Center)                                              5.700      09/02/2022      03/02/2008 A                 20,006
----------------------------------------------------------------------------------------------------------------------------------
     45,000   Daly City Hsg. Devel. Finance Agency
              (Linc Franciscan)                                    7.000      12/15/2033      12/15/2007 A                 45,804
----------------------------------------------------------------------------------------------------------------------------------
     20,000   Davis Joint Unified School District
              Special Tax                                          5.300      08/15/2024      02/15/2008 A                 20,257
----------------------------------------------------------------------------------------------------------------------------------
     10,000   Del Mar Unified School District                      5.875      09/01/2029      03/01/2008 A                 10,142
----------------------------------------------------------------------------------------------------------------------------------
    300,000   Del Mar Unified School District                      5.875      09/01/2038      03/01/2008 A                302,916
----------------------------------------------------------------------------------------------------------------------------------
     45,000   Dixon Public Financing Authority                     5.150      09/02/2020      03/02/2008 A                 45,206
----------------------------------------------------------------------------------------------------------------------------------
     40,000   Dixon Public Financing Authority                     5.700      09/02/2020      03/02/2008 A                 40,029
----------------------------------------------------------------------------------------------------------------------------------
    245,000   Duarte COP (Hope National Medical
              Center)                                              5.250      04/01/2024      04/01/2011 A                246,548
----------------------------------------------------------------------------------------------------------------------------------
    185,000   Duarte Hsg. (Heritage Park
              Apartments)                                          5.850      05/01/2030      11/01/2007 A                188,800
----------------------------------------------------------------------------------------------------------------------------------
    760,000   Duarte Redevel. Agency Tax
              Allocation (Davis Addition)                          6.700      09/01/2014      03/01/2008 A                780,429
----------------------------------------------------------------------------------------------------------------------------------
     30,000   East Bay Municipal Utility District                  5.250      06/01/2018      06/01/2008 A                 30,619
----------------------------------------------------------------------------------------------------------------------------------
     10,000   East Bay Municipal Utility District
              (Wastewater Treatment System)                        5.250      06/01/2017      06/01/2008 A                 10,206
----------------------------------------------------------------------------------------------------------------------------------
    100,000   East Side Union High School District                 5.000      09/01/2018      03/01/2008 A                100,052
----------------------------------------------------------------------------------------------------------------------------------


             13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    EFFECTIVE
     AMOUNT                                                       COUPON       MATURITY         MATURITY*                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    25,000   East Side Union High School District                 5.250%     09/01/2025      03/01/2008 A     $           25,282
----------------------------------------------------------------------------------------------------------------------------------
     90,000   Eastern CA Municipal Water District
              (Crown Valley Village)                               5.500      09/01/2028      03/01/2014 A                 88,948
----------------------------------------------------------------------------------------------------------------------------------
     65,000   Eastern CA Municipal Water District
              (Crown Valley Village)                               5.625      09/01/2034      03/01/2014 A                 64,727
----------------------------------------------------------------------------------------------------------------------------------
     50,000   Eastern CA Municipal Water District
              (Promontory Park)                                    5.500      09/01/2024      03/24/2023 B                 49,162
----------------------------------------------------------------------------------------------------------------------------------
     15,000   Eastern CA Municipal Water District
              Improvement Bond Act 1915                            5.750      09/02/2020      09/02/2012 A                 15,267
----------------------------------------------------------------------------------------------------------------------------------
    140,000   El Dorado County Special Tax                         6.250      09/01/2029      09/01/2009 A                143,221
----------------------------------------------------------------------------------------------------------------------------------
     25,000   Emeryville Public Financing
              Authority                                            6.100      09/01/2012      03/01/2008 A                 25,048
----------------------------------------------------------------------------------------------------------------------------------
    145,000   Emeryville Public Financing
              Authority                                            6.200      09/01/2025      03/01/2008 A                145,291
----------------------------------------------------------------------------------------------------------------------------------
     20,000   Encinitas Improvement Bond Act
              1915                                                 6.900      09/02/2017      03/01/2008 A                 21,294
----------------------------------------------------------------------------------------------------------------------------------
    105,000   Etiwanda School District Special Tax                 5.900      09/01/2031      09/01/2011 A                106,010
----------------------------------------------------------------------------------------------------------------------------------
     15,000   Etiwanda School District Special Tax                 6.000      09/01/2018      09/01/2012 A                 15,330
----------------------------------------------------------------------------------------------------------------------------------
     20,000   Etiwanda School District Special Tax                 6.250      09/01/2022      03/01/2008 A                 20,470
----------------------------------------------------------------------------------------------------------------------------------
     85,000   Etiwanda School District Special Tax                 6.300      09/01/2023      03/01/2008 A                 86,916
----------------------------------------------------------------------------------------------------------------------------------
     50,000   Etiwanda School District Special Tax                 6.400      09/01/2032      03/01/2008 A                 51,135
----------------------------------------------------------------------------------------------------------------------------------
     50,000   Fairfax GO                                           6.100      08/01/2025      02/01/2008 A                 51,101
----------------------------------------------------------------------------------------------------------------------------------
     25,000   Fairfield Improvement Bond Act
              1915 (Green Valley Road/Mangels
              Blvd.)                                               7.200      09/02/2009      03/02/2008 A                 25,948
----------------------------------------------------------------------------------------------------------------------------------
      5,000   Fairfield Improvement Bond Act
              1915 (Green Valley Road/Mangels
              Blvd.)                                               7.375      09/02/2018      03/02/2008 A                  5,185
----------------------------------------------------------------------------------------------------------------------------------
     15,000   Florin Resource Conservation
              District COP 3                                       6.000      02/01/2029      02/01/2015 A                 15,365
----------------------------------------------------------------------------------------------------------------------------------
     20,000   Folsom Public Financing Authority                    5.000      11/01/2028      11/01/2007 A                 20,196
----------------------------------------------------------------------------------------------------------------------------------
     25,000   Folsom Public Financing Authority                    5.400      09/02/2020      03/02/2008 A                 25,013
----------------------------------------------------------------------------------------------------------------------------------
     25,000   Folsom Public Financing Authority                    5.625      09/02/2020      03/02/2011 A                 25,331
----------------------------------------------------------------------------------------------------------------------------------
     30,000   Folsom Public Financing Authority                    6.400      09/02/2009      03/02/2008 A                 30,189
----------------------------------------------------------------------------------------------------------------------------------
     10,000   Folsom Public Financing Authority                    6.875      09/02/2019      03/02/2008 A                 10,063
----------------------------------------------------------------------------------------------------------------------------------
     25,000   Folsom Public Financing Authority                    7.200      09/02/2019      03/02/2008 A                 25,176
----------------------------------------------------------------------------------------------------------------------------------
     30,000   Folsom Special Tax Community
              Facilities District No. 7                            6.000      09/01/2024      09/01/2011 A                 30,890
----------------------------------------------------------------------------------------------------------------------------------
    265,000   Fontana Special Tax (Citrus)                         5.000      09/01/2020      09/01/2020                  257,766
----------------------------------------------------------------------------------------------------------------------------------
    140,000   Fontana Special Tax (Sierra Hills)                   6.000      09/01/2034      09/01/2014 A                142,773
----------------------------------------------------------------------------------------------------------------------------------
     10,000   Fontana Special Tax Community
              Facilities District No. 4                            7.125      10/01/2015      04/01/2008 A                 10,094
----------------------------------------------------------------------------------------------------------------------------------
     25,000   Fowler Public Financing Authority                    6.750      09/15/2023      09/15/2009 A                 26,121
----------------------------------------------------------------------------------------------------------------------------------
     30,000   Fremont Unified School District                      5.250      09/01/2016      03/01/2008 A                 30,642
----------------------------------------------------------------------------------------------------------------------------------
     10,000   Fresno Unified School District                       5.375      08/01/2021      02/01/2008 A                 10,042
----------------------------------------------------------------------------------------------------------------------------------
     30,000   Fresno Unified School District                       5.400      08/01/2017      02/01/2008 A                 30,143
----------------------------------------------------------------------------------------------------------------------------------
     25,000   Fresno Unified School District COP                   4.625      05/01/2011      11/01/2007 A                 25,138
----------------------------------------------------------------------------------------------------------------------------------


             14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                                            EFFECTIVE
      AMOUNT                                                                  COUPON     MATURITY       MATURITY*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    100,000   Fresno Water System, Series A                                   5.000%    06/01/2024    06/01/2008 A  $     101,649
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Fullerton Community Facilities
               District No. 1 Special Tax (Amerige
               Heights)                                                        6.200     09/01/2032    09/01/2012 A         25,801
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Fullerton School District Special Tax                           6.300     09/01/2023    09/01/2013 A         84,442
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Galt Improvement Bond Act 1915                                  5.900     09/02/2022    03/02/2008 A         10,313
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Garden Grove COP (Bahia
               Village/Emerald Isle)                                           5.700     08/01/2023    02/01/2008 A         50,156
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Garden Grove Hsg. Authority (Rose
               Garden)                                                         6.375     07/01/2012    07/01/2008 A         50,412
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Granada, CA Sanitation District
               Improvement Bond Act 1915                                       6.125     09/02/2022    03/02/2008           20,429
-----------------------------------------------------------------------------------------------------------------------------------
     800,000   Grass Valley, CA Redevel. Agency Tax
               Allocation                                                      6.400     12/01/2034    12/01/2008 A        838,248
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Hawthorne Community Redevel.
               Agency                                                          6.600     10/01/2019    04/01/2008 A         10,344
-----------------------------------------------------------------------------------------------------------------------------------
     880,000   Hawthorne Community Redevel.
               Agency Special Tax                                              6.750     10/01/2025    10/01/2012 A        909,806
-----------------------------------------------------------------------------------------------------------------------------------
     145,000   Hawthorne Parking Authority                                     8.000     09/01/2015    03/01/2008 A        148,454
-----------------------------------------------------------------------------------------------------------------------------------
     135,000   Hawthorne Parking Authority                                     8.125     09/01/2019    03/01/2008 A        135,747
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Hayward Improvement Bond Act
               1915                                                            7.100     09/02/2018    03/02/2008 A         45,300
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Hayward Public Finance Authority
               (Hayward Water System)                                          5.000     06/01/2011    12/01/2007 A         50,059
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Hayward Public Finance Authority
               (Hayward Water System)                                          5.100     06/01/2013    12/01/2007 A         50,063
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Healdsburg Community Redevel.
               Agency (Sotoyome Community
               Devel.)                                                         5.250     12/01/2025    12/01/2007 A         40,040
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Hesperia Public Financing Authority,
               Tranche A 2                                                     6.250     09/01/2035    03/01/2008 A      2,004,840
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Hollister Improvement Bond Act
               1915                                                            7.125     09/02/2022    03/02/2008 A         10,358
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Huntington Beach, CA Community
               Facilities District                                             5.400     10/01/2020    10/01/2011 A         15,432
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Huntington Beach, CA Community
               Facilities District Special Tax                                 6.250     09/01/2027    03/01/2008 A         20,644
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Huntington Beach, CA Public
               Financing Authority                                             5.500     12/15/2022    12/15/2007 A         25,509
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Huntington Beach, CA Public
               Financing Authority                                             5.500     12/15/2027    12/15/2007 A         10,176
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Huntington Park, CA Public
               Financing Authority, Series A 3                                 6.200     10/01/2025    10/01/2009 A         10,207
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Imperial County Special Tax                                     6.500     09/01/2031    09/01/2009 A         25,769
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   Indio Hsg. (Olive Court Apartments)                             6.375     12/01/2026    12/01/2009 A        106,233
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Indio Improvement Bond Act 1915                                 6.350     09/02/2027    09/02/2012 A         21,193
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Indio Improvement Bond Act 1915                                 6.375     09/02/2027    09/02/2012 A         21,165
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   Indio Public Financing Authority                                5.350     08/15/2027    02/15/2008 A        116,239
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Indio, CA Community Facilities
               District Special Tax (Talavera)                                 5.000     09/01/2017    09/02/2012 A         49,862
-----------------------------------------------------------------------------------------------------------------------------------


             15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                                            EFFECTIVE
      AMOUNT                                                                  COUPON     MATURITY       MATURITY*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     25,000   Industry Urban Devel. Agency                                    5.000%    05/01/2024    11/01/2007 A  $      25,551
-----------------------------------------------------------------------------------------------------------------------------------
     235,000   Intercommunity Hospital Financing
               Authority COP                                                   5.250     11/01/2019    11/01/2010 A        237,432
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Irvine Improvement Bond Act 1915                                5.550     09/02/2026    09/02/2013 A        152,217
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Irvine Improvement Bond Act 1915                                5.600     09/02/2022    09/02/2014 A         20,515
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Irvine Improvement Bond Act 1915                                5.625     09/02/2024    09/02/2013 A         30,640
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Irvine Mobile Home Park (Meadows
               Mobile Home Park)                                               6.050     03/01/2028    03/01/2009 A         25,083
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Jefferson Union High School District                            5.000     08/01/2024    08/01/2009 A         30,566
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Jefferson Union High School District                            5.125     08/01/2029    08/01/2009 A         25,495
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Jurupa Community Facilities District
               Special Tax                                                     5.875     09/01/2033    03/01/2008 A         81,134
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Jurupa Community Services District
               COP                                                             5.125     09/01/2013    03/01/2008 A         50,258
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Jurupa Community Services District
               Special Tax                                                     6.125     09/01/2032    09/01/2009 A         20,390
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   Kern Community College District
               COP                                                             5.000     01/01/2025    01/01/2008 A         85,999
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Kern County (Fire Dept.) COP                                    5.250     05/01/2013    11/01/2007 A         70,794
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Kern County (Fire Dept.) COP                                    5.250     05/01/2015    11/01/2007 A         50,572
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   King, CA Community Devel. Agency
               Tax Allocation (King City Redevel.)                             7.000     09/01/2021    09/01/2008 A         25,044
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Kingsburg Public Financing
               Authority                                                       7.800     09/15/2010    03/15/2008 A          5,014
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   La Canada Flintridge (City Hall
               Acquisition) COP                                                5.250     12/01/2021    12/01/2007 A        101,575
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   La Habra Redevel. Agency
               Community Facilities District                                   6.000     09/01/2014    03/02/2008 A         30,026
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   La Mesa Improvement Bond Act
               1915                                                            5.750     09/02/2023    09/02/2011 A         55,816
-----------------------------------------------------------------------------------------------------------------------------------
     315,000   La Quinta Redevel. Agency Tax
               Allocation                                                      5.200     09/01/2028    03/01/2008 A        321,524
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   La Verne COP (Bethren Hillcrest
               Homes)                                                          5.600     02/15/2033    02/15/2013 A      5,081,100
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Lake Elsinore School Financing
               Authority                                                       6.000     09/01/2011    03/01/2008 A         60,901
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Lake Elsinore Special Tax                                       5.100     09/01/2022    09/01/2017 A        499,705
-----------------------------------------------------------------------------------------------------------------------------------
   1,135,000   Lake Elsinore Unified School District                           5.300     09/01/2026    09/01/2015 A      1,138,155
-----------------------------------------------------------------------------------------------------------------------------------
     575,000   Lake Elsinore, CA Public Financing
               Authority, Series F                                             7.100     09/01/2020    03/01/2008 A        587,253
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Lammersville School District
               Community Facilities District
               (Mountain House)                                                6.300     09/01/2024    09/01/2012 A         52,861
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Lancaster Community Facilities
               District Special Tax                                            6.000     10/01/2016    10/01/2008 A         61,321
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Lancaster Redevel. Agency (Desert
               Sands Mobile Home Park)                                         6.375     11/01/2027    11/01/2009 A         20,097
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   Lathrop Financing Authority (Water
               Supply)                                                         5.700     06/01/2019    06/01/2013 A        115,927
-----------------------------------------------------------------------------------------------------------------------------------


             16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                                            EFFECTIVE
      AMOUNT                                                                  COUPON     MATURITY       MATURITY*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     15,000   Lathrop Financing Authority (Water
               Supply)                                                         5.750%    06/01/2020    06/01/2013 A  $      15,124
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Lathrop Financing Authority (Water
               Supply)                                                         5.900     06/01/2023    06/01/2013 A         50,434
-----------------------------------------------------------------------------------------------------------------------------------
   1,440,000   Lathrop Financing Authority (Water
               Supply)                                                         5.900     06/01/2027    06/01/2013 A      1,446,365
-----------------------------------------------------------------------------------------------------------------------------------
   1,075,000   Lathrop Financing Authority (Water
               Supply)                                                         6.000     06/01/2035    06/01/2013 A      1,079,730
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Lathrop Improvement Bond Act
               1915                                                            6.000     09/02/2021    03/02/2008 A         10,191
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Lathrop Improvement Bond Act
               1915 (Louise Avenue)                                            6.875     09/02/2017    03/02/2008 A         15,513
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Lathrop Improvement Bond Act
               1915 (Mossdale Village)                                         6.000     09/02/2023    03/02/2008 A         10,149
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Lathrop Improvement Bond Act
               1915 (Mossdale Village)                                         6.125     09/02/2028    03/02/2008 A         61,016
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Lincoln Improvement Bond Act
               1915 Public Financing Authority
               (Twelve Bridges)                                                6.200     09/02/2025    09/02/2009 A        155,012
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Lincoln Public Financing Authority
               (Public Safety & Corp. Yard)                                    5.000     08/01/2028    02/01/2008 A         10,023
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Lincoln Public Financing Authority
               (Twelve Bridges)                                                6.125     09/02/2027    09/02/2010 A         25,679
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Livermore Capital Projects Financing
               Authority                                                       5.650     09/02/2016    03/01/2008 A         25,539
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Livermore Community Facilities
               District Special Tax (Tri Valley Tech
               Park)                                                           5.750     09/01/2012    09/01/2010 A         15,398
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Livermore Community Facilities
               District Special Tax (Tri Valley Tech
               Park)                                                           6.400     09/01/2026    09/01/2010 A         51,427
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Livermore Community Facilities
               District Special Tax (Tri Valley Tech
               Park)                                                           6.400     09/01/2030    09/01/2008 A         15,395
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Loma Linda Collateralized Loan
               (Redlands)                                                      7.375     06/01/2009    12/01/2007 A         10,306
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Loma Linda Collateralized Loan
               (Redlands)                                                      7.375     06/01/2009    12/01/2007 A         10,139
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Long Beach Airport COP                                          5.000     06/01/2016    12/01/2007 A         50,063
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Long Beach Bond Finance Authority
               (Civic Center)                                                  5.000     10/01/2027    10/01/2009 A         50,922
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Long Beach Special Tax (Pike)                                   6.250     10/01/2026    10/01/2012 A         26,086
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Long Beach Special Tax (Pine
               Avenue)                                                         6.375     09/01/2023    09/01/2009 A         36,036
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Long Beach Special Tax (Towne
               Center)                                                         5.900     10/01/2010    10/01/2008 A        151,677
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Long Beach Special Tax (Towne
               Center)                                                         6.800     10/01/2020    10/01/2008 A         50,863
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Long Beach Special Tax (Towne
               Center)                                                         6.875     10/01/2025    10/01/2008 A         20,327
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Long Beach Unified School District                              5.250     08/01/2029    02/01/2008 A         25,543
-----------------------------------------------------------------------------------------------------------------------------------


             17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                                            EFFECTIVE
      AMOUNT                                                                  COUPON     MATURITY       MATURITY*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     20,000   Long Beach Unified School District                              5.300%    08/01/2018    02/01/2008 A  $      20,226
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Long Beach Unified School District                              5.500     08/01/2029    02/01/2008 A         50,562
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Los Angeles Community Facilities
               District Special Tax (Cascade
               Business Park)                                                  6.400     09/01/2022    03/01/2008 A        102,199
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Los Angeles Community Redevel.
               Agency (Cinerama Dome Public
               Parking)                                                        5.700     07/01/2020    07/01/2010 A         25,724
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Los Angeles Community Redevel.
               Agency (Grand Central Square)                                   5.200     12/01/2017    12/01/2007 A         50,043
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Los Angeles Community Redevel.
               Agency (Grand Central Square)                                   5.200     12/01/2018    11/01/2007 A         50,043
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   Los Angeles Community Redevel.
               Agency (Grand Central Square)                                   5.200     12/01/2019    11/01/2007 A        120,102
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Los Angeles Community Redevel.
               Agency (Grand Central Square)                                   5.250     12/01/2020    05/01/2008 A         35,032
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Los Angeles County Community
               Facilities District No. 4 Special Tax                           7.750     09/01/2017    03/01/2008 A         10,159
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Los Angeles County COP (Insured
               Health Clinic)                                                  5.750     01/01/2024    01/01/2008 A         50,050
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   Los Angeles County COP (Insured
               Health Clinic)                                                  5.800     12/01/2023    12/01/2007 A         90,104
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Los Angeles County Metropolitan
               Transportation Authority                                        5.000     07/01/2015    07/01/2009 A         10,343
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Los Angeles County Metropolitan
               Transportation Authority                                        5.000     07/01/2023    07/01/2009 A         25,677
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Los Angeles County Metropolitan
               Transportation Authority                                        5.000     07/01/2023    07/01/2008 A          5,086
-----------------------------------------------------------------------------------------------------------------------------------
     140,000   Los Angeles Dept. of Airports (Los
               Angeles International Airport)                                  5.500     05/15/2009    11/15/2007 A        140,192
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Los Angeles Dept. of Airports (Los
               Angeles International Airport)                                  5.500     05/15/2015    11/15/2007 A         15,020
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Los Angeles Dept. of Airports (Los
               Angeles International Airport)                                  5.625     05/15/2012    11/15/2007 A         20,030
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Los Angeles Dept. of Airports (Los
               Angeles International Airport)                                  5.625     05/15/2013    11/15/2007 A         45,067
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Los Angeles Dept. of Water & Power                              4.750     08/15/2017    02/15/2008 A         15,014
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Los Angeles Dept. of Water & Power                              4.750     10/15/2020    04/15/2008 A         10,008
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Los Angeles Dept. of Water & Power                              5.000     07/01/2024    07/01/2009 A          5,090
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Los Angeles Hsg. (Arminta North &
               South)                                                          7.700     06/20/2028    12/20/2007 A         15,498
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Los Angeles Hsg. (Multifamily)                                  5.750     01/01/2024    01/01/2008 A          5,009
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Los Angeles Hsg. (Multifamily)                                  5.900     01/01/2030    07/01/2009 A         40,582
-----------------------------------------------------------------------------------------------------------------------------------
   1,200,000   Los Angeles Hsg. (Park Plaza)                                   5.500     01/20/2043    07/20/2013 A      1,228,524
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Los Angeles Mtg. (Section 8)                                    5.350     07/01/2022    01/01/2008 A         60,036
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Los Angeles Mtg. (Section 8)                                    6.500     07/01/2022    03/01/2008 A         25,261
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Los Angeles Regional Airports
               Improvement Corp. (Laxfuel Corp.)                               5.250     01/01/2023    01/01/2012 A        102,395
-----------------------------------------------------------------------------------------------------------------------------------


             18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                            EFFECTIVE
      AMOUNT                                                                     COUPON     MATURITY     MATURITY*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     10,000   Los Angeles Single Family Mtg.
               (GNMA & FNMA Mtg. Backed),
               Series A                                                           6.875%   06/01/2025   12/01/2007 A  $     10,264
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Los Angeles, CA Community
               Redevel. Agency (Grand Central
               Square)                                                            5.250    12/01/2021   12/01/2007 A        30,027
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Los Banos Sewer System COP                                         5.000    12/01/2019   12/01/2007 A        50,049
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   M-S-R Public Power Agency (San
               Juan)                                                              5.375    07/01/2014   01/01/2008 A       101,145
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   M-S-R Public Power Agency (San
               Juan)                                                              6.000    07/01/2022   01/01/2008 A        38,563
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Madera County COP (Valley
               Children's Hospital)                                               5.000    03/15/2023   03/15/2008 A        25,347
-----------------------------------------------------------------------------------------------------------------------------------
     275,000   Madera County COP (Valley
               Children's Hospital) 2                                             5.750    03/15/2028   03/15/2008 A       275,391
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Mammoth Lakes Community
               Facilities District (North Village Area)                           5.750    10/01/2033   04/01/2013 A        50,283
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Martinez Mtg. (Ridgecrest
               Apartments)                                                        5.625    07/01/2025   01/01/2008 A        10,008
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Menifee Union School District
               Special Tax                                                        6.050    09/01/2026   09/01/2012 A        25,654
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Mill Valley COP (The Redwoods)                                     5.750    12/01/2020   12/01/2007 A       127,711
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Milpitas Improvement Bond Act
               1915                                                               5.700    09/02/2018   03/02/2008 A        10,315
-----------------------------------------------------------------------------------------------------------------------------------
     415,000   Modesto Irrigation District COP 2                                  5.300    07/01/2022   01/01/2008 A       415,506
-----------------------------------------------------------------------------------------------------------------------------------
     375,000   Modesto Irrigation District COP 2                                  5.300    07/01/2022   01/01/2008 A       375,229
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Monrovia Redevel. Agency Public
               Parking Facilities                                                 5.200    04/01/2013   04/01/2008 A        30,040
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Montclair Redevel. Agency Mobile
               Home Park (Augusta Homes Villa
               Del Arroyo)                                                        6.100    11/15/2037   11/15/2014 A        10,193
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Montclair Redevel. Agency Mobile
               Home Park (Hacienda Mobile Home
               Park)                                                              6.000    11/15/2029   11/15/2014 A        25,480
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Montclair Redevel. Agency Mobile
               Home Park (Villa Mobile Home
               Park)                                                              6.100    06/15/2029   06/15/2009 A        20,482
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   Montclair Redevel. Agency Tax
               Allocation (Redevel. Project Area III)                             5.500    12/01/2027   12/01/2007 A       116,898
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Montebello Community Redevel.
               Agency (South Montebello)                                          5.500    09/01/2022   09/01/2011 A        10,049
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Monterey County Hsg. Authority
               (Parkside Manor Apartments)                                        6.000    01/01/2029   10/01/2010 C         5,019
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Monterey Joint Powers Financing
               Authority (Materials Recovery
               Facilities)                                                        5.500    03/01/2010   03/01/2008 A        10,088
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Monterey Joint Powers Financing
               Authority (Materials Recovery
               Facilities)                                                        5.500    03/01/2011   03/01/2008 A        30,338
-----------------------------------------------------------------------------------------------------------------------------------


             19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                            EFFECTIVE
      AMOUNT                                                                     COUPON     MATURITY     MATURITY*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     65,000   Monterey Joint Powers Financing
               Authority (Materials Recovery
               Facilities)                                                        5.600%   03/01/2012   03/01/2008 A  $     65,896
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Monterey Joint Powers Financing
               Authority (Materials Recovery
               Facilities)                                                        5.600    03/01/2013   03/01/2008 A        50,813
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Monterey Joint Powers Financing
               Authority (Materials Recovery
               Facilities)                                                        5.700    03/01/2015   03/01/2008 A        66,378
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Monterey Joint Powers Financing
               Authority (Materials Recovery
               Facilities)                                                        5.700    03/01/2016   03/01/2008 A        20,472
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Moorpark Mobile Home Park
               (Augusta Homes Villa Del Arroyo)                                   7.000    05/15/2020   05/25/2016 B         9,987
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Moorpark Mobile Home Park (Villa
               Del Arroyo)                                                        6.300    05/15/2030   05/15/2010 A        73,069
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   Moorpark Mobile Home Park (Villa
               Del Arroyo)                                                        7.050    05/15/2035   12/26/2007 A       110,022
-----------------------------------------------------------------------------------------------------------------------------------
     130,000   Moorpark Special Tax Community
               Facilities District No. 97-1                                       6.700    09/01/2027   03/01/2008 A       133,138
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Moreno Valley Special Tax
               (Towngate Community Facilities)                                    6.125    12/01/2021   12/01/2007 A        55,115
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Morgan Hill Improvement Bond Act
               1915                                                               5.600    09/02/2011   03/02/2008 A        15,037
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Morgan Hill Improvement Bond Act
               1915                                                               5.600    09/02/2018   03/02/2008 A       125,248
-----------------------------------------------------------------------------------------------------------------------------------
     140,000   Morgan Hill Improvement Bond Act
               1915                                                               5.650    09/02/2023   03/02/2008 A       140,081
-----------------------------------------------------------------------------------------------------------------------------------
     350,000   Mountain View Shoreline Regional
               Park Community                                                     5.500    08/01/2013   02/01/2008 A       354,043
-----------------------------------------------------------------------------------------------------------------------------------
     205,000   Mountain View Shoreline Regional
               Park Community                                                     5.500    08/01/2021   02/01/2008 A       207,319
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Murrieta Community Facilities
               District Special Tax (Blackmore
               Ranch)                                                             6.100    09/01/2034   09/01/2011 A        10,333
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Murrieta Community Facilities
               District Special Tax (Bluestone)                                   6.300    09/01/2031   09/01/2013 A        20,877
-----------------------------------------------------------------------------------------------------------------------------------
     700,000   Murrieta Community Facilities
               District Special Tax (Bremerton)                                   5.625    09/01/2034   09/01/2016 A       697,060
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   Murrieta Community Facilities
               District Special Tax (Murrieta
               Springs)                                                           5.500    09/01/2034   10/09/2032 B       102,615
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Murrieta Improvement Bond Act
               1915                                                               6.375    09/01/2031   09/01/2011 A        57,634
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Murrieta Water Public Financing
               Authority                                                          5.700    10/01/2021   04/01/2008 A        50,924
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Needles Public Utility Authority                                   6.350    02/01/2012   02/01/2009 A        10,213
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   Needles Public Utility Authority                                   6.650    02/01/2032   02/01/2009 A       177,599
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Northern CA Power Agency
               (Hydroelectric)                                                    5.000    07/01/2018   07/01/2008 A        15,257
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Northern CA Power Agency
               (Hydroelectric)                                                    5.125    07/01/2023   07/01/2008 A        76,351
-----------------------------------------------------------------------------------------------------------------------------------


             20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                            EFFECTIVE
      AMOUNT                                                                     COUPON     MATURITY     MATURITY*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     15,000   Northern CA Power Agency
               (Hydroelectric)                                                    5.200%   07/01/2032   07/01/2008 A  $     15,269
-----------------------------------------------------------------------------------------------------------------------------------
   2,310,000   Northern CA Tobacco Securitization
               Authority (TASC)                                                   0.000 5  06/01/2027   06/12/2016 C     2,078,399
-----------------------------------------------------------------------------------------------------------------------------------
   2,840,000   Northern CA Tobacco Securitization
               Authority (TASC)                                                   4.750    06/01/2023   07/18/2011 C     2,774,169
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Novato GO                                                          5.000    08/01/2012   02/01/2008 A        35,231
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Oakdale Public Financing Authority
               Tax Allocation (Central City
               Redevel.)                                                          5.900    06/01/2014   12/01/2007 A        30,512
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Oakdale Public Financing Authority
               Tax Allocation (Central City
               Redevel.)                                                          6.100    06/01/2027   12/01/2007 A        50,533
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Oakland Unified School District                                    5.000    08/01/2018   08/01/2008 A         5,109
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Ontario Improvement Bond Act
               1915                                                               6.800    09/02/2013   03/02/2008 A        25,398
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Orange County Community
               Facilities District (Ladera Ranch)                                 5.550    08/15/2033   08/15/2012 A        25,311
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Orange County Improvement Bond
               Act 1915                                                           5.500    09/02/2016   03/02/2008 A        15,032
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   Orange County Improvement Bond
               Act 1915 (Irvine Coast Assessment)                                 5.500    09/02/2018   03/02/2008 A       115,183
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Orange County Improvement Bond
               Act 1915 (Irvine Coast Assessment)                                 5.850    09/02/2013   03/02/2008 A        20,567
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Orange County Improvement Bond
               Act 1915 (Irvine Coaste)                                           5.375    09/02/2012   03/02/2008 A        10,024
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Oroville Hospital                                                  5.400    12/01/2022   12/01/2007 A        55,037
-----------------------------------------------------------------------------------------------------------------------------------
   1,415,000   Oxnard Harbor District                                             5.550    08/01/2013   08/01/2008 A     1,439,932
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Oxnard Improvement Bond Act
               1915                                                               5.625    09/02/2027   09/02/2012 A        25,061
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Oxnard Improvement Bond Act
               1915 (Rice Avenue)                                                 5.700    09/02/2032   09/02/2012 A        50,144
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Oxnard School District COP                                         5.550    08/01/2021   02/01/2008 A        40,094
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Oxnard School District, Series A                                   5.250    08/01/2027   02/01/2008 A        20,066
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Oxnard Special Tax Community
               Facilities District No. 1                                          6.000    09/01/2027   09/01/2009 A        10,151
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Padre Dam Municipal Water District
               COP                                                                5.500    10/01/2016   10/01/2008 A        25,442
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Palm Desert Financing Authority                                    5.200    10/01/2028   10/01/2008 A        25,541
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Palm Desert Financing Authority                                    5.900    10/01/2015   10/01/2008 A        20,381
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Palm Desert Financing Authority                                    6.000    10/01/2020   10/01/2009 A        60,889
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Palm Springs, CA Financing
               Authority (Palm Springs Regional
               Airport)                                                           5.500    01/01/2028   01/01/2010 A        25,478
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Palmdale Community Facilities
               District Special Tax                                               5.400    09/01/2035   10/09/2033 B       120,209
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Palmdale Community Redevel.
               Agency                                                             5.750    08/01/2009   02/01/2008 A       250,235
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Palo Alto Improvement Bond Act
               1915 (University Ave. Area)                                        5.100    09/02/2024   03/02/2008 A       102,403
-----------------------------------------------------------------------------------------------------------------------------------


             21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                            EFFECTIVE
      AMOUNT                                                                     COUPON     MATURITY     MATURITY*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    100,000   Palo Alto Improvement Bond Act
               1915 (University Ave. Area)                                        5.125%   09/02/2025   03/02/2008 A  $    102,356
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Palo Alto Improvement Bond Act
               1915 (University Ave. Area)                                        5.700    09/02/2018   03/02/2008 A        46,051
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Pasadena Public Financing Authority
               (Orange Grove & Villa Parke)                                       5.250    06/01/2008   12/01/2007 A        50,029
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Pasadena Public Financing Authority
               (Orange Grove & Villa Parke)                                       5.450    06/01/2012   12/01/2007 A        25,013
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Peninsula Corridor Joint Powers
               Board                                                              5.375    10/01/2014   04/01/2008 A        25,039
-----------------------------------------------------------------------------------------------------------------------------------
     275,000   Perris Community Facilities District
               Special Tax                                                        6.375    09/01/2032   09/01/2013 A       289,886
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Perris Public Financing Authority                                  5.750    09/01/2024   09/01/2016 A        36,511
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Perris Public Financing Authority                                  7.875    09/01/2025   03/01/2008 A       150,335
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Perris Public Financing Authority,
               Series A                                                           6.125    09/01/2034   09/01/2014 A        20,906
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Petaluma Improvement Bond Act
               1915                                                               6.000    09/02/2020   03/02/2008 A        10,098
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Pittsburg Improvement Bond Act
               1915                                                               6.300    09/02/2025   09/02/2008 A        60,185
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Pittsburg Improvement Bond Act
               1915                                                               6.350    09/02/2031   09/02/2008 A        10,029
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Pittsburg Improvement Bond Act
               1915 (San Marco Phase I)                                           6.350    09/02/2031   09/02/2011 A        20,791
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Pittsburg Infrastructure Financing
               Authority                                                          5.850    09/02/2015   09/02/2010 A        50,825
-----------------------------------------------------------------------------------------------------------------------------------
     130,000   Pittsburg Infrastructure Financing
               Authority, Series B                                                6.000    09/02/2024   09/02/2010 A       131,482
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Placentia Public Financing Authority                               5.450    09/01/2015   03/01/2008 A        45,522
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Placer County Community Facilities
               District                                                           6.500    09/01/2026   09/01/2010 A        10,506
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Placer County Community Facilities
               District Special Tax No. 2001-1 (Dry
               Creek)                                                             6.300    09/01/2019   09/01/2010 A         5,258
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Pleasant Hill Special Tax Downtown
               Community Facilities District No. 1                                5.875    09/01/2025   09/01/2012 A        10,066
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Pomona Unified School District                                     5.100    08/01/2028   08/01/2008 A        50,418
-----------------------------------------------------------------------------------------------------------------------------------
     195,000   Port of Oakland, Series G                                          5.375    11/01/2025   11/01/2007 A       199,152
-----------------------------------------------------------------------------------------------------------------------------------
   5,275,000   Port of Oakland, Series G                                          5.500    11/01/2017   11/01/2007 A     5,387,885
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Port of Oakland, Series H                                          5.500    11/01/2015   11/01/2007 A        66,391
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Port of Oakland, Series I                                          5.400    11/01/2017   11/01/2007 A        40,860
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Port of Oakland, Series J                                          5.500    11/01/2026   11/01/2007 A        66,403
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Port of Oakland, Series N                                          5.000    11/01/2022   11/01/2012 A        10,213
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Port Redwood City GO                                               5.400    06/01/2019   06/01/2011 A       102,386
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Poway Hsg. (Poinsetta Mobile Home
               Park)                                                              5.000    05/01/2023   05/01/2015 A       253,118
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Poway Unified School District
               Special Tax Community Facilities
               District No. 10                                                    5.750    09/01/2032   09/01/2009 A        30,062
-----------------------------------------------------------------------------------------------------------------------------------


             22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                            EFFECTIVE
      AMOUNT                                                                 COUPON      MATURITY       MATURITY*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     25,000   Poway Unified School District
               Special Tax Community Facilities
               District No. 10                                                5.950%    09/01/2018     09/01/2009 A  $      25,635
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Poway Unified School District
               Special Tax Community Facilities
               District No. 10                                                6.100     09/01/2031     09/01/2008 A         35,637
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Poway Unified School District
               Special Tax Community Facilities
               District No. 6                                                 5.600     09/01/2033     09/01/2011 A        201,372
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Poway, CA Public Financing
               Authority (Water Services)                                     5.500     11/01/2015     11/01/2008           20,033
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   R.E. Badger Water Facilities
               Financing Authority                                            5.750     10/01/2024     04/01/2008 A         25,292
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Rancho Cucamonga Public Finance
               Authority                                                      6.000     09/02/2020     09/02/2011 A         10,283
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Rancho Mirage Improvement Bond
               Act 1915                                                       5.500     09/02/2024     03/02/2008 A         20,010
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Rancho Mirage Improvement Bond
               Act 1915                                                       5.750     09/02/2022     09/02/2012 A         30,522
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Rancho Santa Fe Community
               Services District Special Tax                                  6.600     09/01/2020     09/01/2010 A         36,404
-----------------------------------------------------------------------------------------------------------------------------------
     440,000   Rancho Santa Fe Community
               Services District Special Tax                                  6.700     09/01/2030     09/01/2010 A        455,233
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Redding Improvement Bond Act
               1915 (Tierra Oaks Assesment
               District 1993-1)                                               7.000     09/02/2013     03/02/2008 A         25,922
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Redding Joint Powers Financing
               Authority Electric System                                      5.250     06/01/2015     12/01/2007 A        202,078
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Redlands Community Facilities
               District                                                       5.850     09/01/2033     09/01/2012 A         10,120
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Redwood City Special Tax                                       5.750     09/01/2027     09/01/2011 A        100,656
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Reedley COP (Sierra View Homes)                                5.850     03/01/2021     03/01/2008 A         50,350
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Rialto Special Tax Community
               Facilities District No. 2006-1                                 5.000     09/01/2016     09/01/2016           49,209
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Rialto Special Tax Community
               Facilities District No. 2006-1                                 5.050     09/01/2017     09/01/2017           24,567
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Rialto Special Tax Community
               Facilities District No. 2006-1                                 5.125     09/01/2018     09/01/2018           64,014
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Rialto Special Tax Community
               Facilities District No. 2006-1                                 5.200     09/01/2019     09/01/2019           98,733
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Rialto Special Tax Community
               Facilities District No. 2006-1                                 5.250     09/01/2020     09/01/2020           98,662
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Rialto Special Tax Community
               Facilities District No. 2006-1                                 5.250     09/01/2021     09/01/2021           49,010
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   Richmond Joint Powers Financing
               Authority 3                                                    6.600     09/01/2016     09/01/2008 A        121,420
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   River Highlands Community
               Services District                                              7.750     09/02/2020     03/02/2008 A         85,689
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   River Highlands Community
               Services District                                              8.125     09/02/2020     03/02/2008 A         20,184
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   River Islands Public Financing
               Authority                                                      6.000     09/01/2027     09/01/2010 A         80,914
-----------------------------------------------------------------------------------------------------------------------------------


             23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                            EFFECTIVE
      AMOUNT                                                                 COUPON      MATURITY       MATURITY*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    100,000   River Islands Public Financing
               Authority                                                      6.150%    09/01/2035     09/01/2010 A  $     101,479
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Riverside County Community
               Facilities District Special Tax                                5.000     09/01/2012     09/01/2012          248,870
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Riverside County Community
               Facilities District Special Tax                                6.000     09/01/2030     09/01/2014 A         15,340
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Riverside County Community
               Facilities District Special Tax
               No. 87-1                                                       5.100     09/01/2013     09/01/2013          149,682
-----------------------------------------------------------------------------------------------------------------------------------
     215,000   Riverside County Community
               Facilities District Special Tax
               No. 87-1                                                       5.150     09/01/2014     09/01/2014          214,751
-----------------------------------------------------------------------------------------------------------------------------------
     385,000   Riverside County Community
               Facilities District Special Tax
               No. 87-1                                                       5.200     09/01/2015     09/01/2015          385,485
-----------------------------------------------------------------------------------------------------------------------------------
     225,000   Riverside County Community
               Facilities District Special Tax
               No. 87-1                                                       5.250     09/01/2016     09/01/2016          225,536
-----------------------------------------------------------------------------------------------------------------------------------
   1,255,000   Riverside County Community
               Facilities District Special Tax
               No. 87-1                                                       5.500     09/01/2020     09/01/2016 A      1,249,754
-----------------------------------------------------------------------------------------------------------------------------------
     335,000   Riverside County Community
               Facilities District Special Tax
               No. 88-8                                                       4.950     09/01/2008     09/01/2008          335,369
-----------------------------------------------------------------------------------------------------------------------------------
     370,000   Riverside County Community
               Facilities District Special Tax
               No. 88-8                                                       5.150     09/01/2010     09/01/2010          371,684
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Riverside County Community
               Facilities District Special Tax
               No. 88-8                                                       5.300     09/01/2011     09/01/2011          201,882
-----------------------------------------------------------------------------------------------------------------------------------
     210,000   Riverside County Community
               Facilities District Special Tax
               No. 88-8                                                       5.350     09/01/2012     09/01/2012          212,522
-----------------------------------------------------------------------------------------------------------------------------------
     430,000   Riverside County Community
               Facilities District Special Tax
               No. 88-8                                                       5.400     09/01/2013     09/01/2013          436,300
-----------------------------------------------------------------------------------------------------------------------------------
     450,000   Riverside County Community
               Facilities District Special Tax
               No. 88-8                                                       5.450     09/01/2014     09/01/2014          457,790
-----------------------------------------------------------------------------------------------------------------------------------
     475,000   Riverside County Community
               Facilities District Special Tax
               No. 88-8                                                       5.500     09/01/2015     09/01/2015          485,417
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   Riverside County Public
               Financing Authority (Menifee
               Village)                                                       7.150     09/01/2011     03/01/2008 A         95,745
-----------------------------------------------------------------------------------------------------------------------------------
     630,000   Riverside County Public
               Financing Authority Improvement
               Bond Act 1915 (Rancho Village)                                 6.250     09/02/2013     06/18/2009 C        652,132
-----------------------------------------------------------------------------------------------------------------------------------
     505,000   Riverside County, CA Public
               Financing Authority COP                                        5.750     05/15/2019     05/15/2009 A        514,797
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Riverside Improvement Bond Act
               1915 (Riverwalk Business)                                      6.250     09/02/2029     09/02/2013 A        210,924
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Riverside Improvement Bond Act
               1915 (Sycamore Canyon Assessment
               District)                                                      8.500     09/02/2012     03/02/2008 A         15,179
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Riverside Multifamily Hsg.
               (Olive Grove)                                                  5.750     09/01/2025     12/01/2007 A         20,021
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Riverside Unified School District                              5.000     02/01/2027     02/01/2013 A         10,399
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Riverside Unified School District                              5.350     09/01/2024     03/04/2024 B         98,845
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   Riverside Unified School District                              5.450     09/01/2025     09/01/2014 A         89,637
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Riverside Unified School District                              5.500     09/01/2034     10/10/2032 B         97,729
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Riverside Unified School District                              5.700     09/01/2034     09/01/2014 A         80,222
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Riverside Unified School District                              6.000     09/01/2029     09/01/2011 A         10,141
-----------------------------------------------------------------------------------------------------------------------------------


             24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                            EFFECTIVE
      AMOUNT                                                                 COUPON      MATURITY       MATURITY*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     20,000   Rocklin Redevel. Agency Tax
               Allocation (Rocklin Redevel.)                                  5.500%    09/01/2031     09/01/2011 A  $      20,371
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Rocklin Unified School District
               Community Facilities District
               Special Tax No. 1                                              5.400     09/01/2012     03/01/2008 A         10,115
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Rocklin Unified School District
               Community Facilities District
               Special Tax No. 1                                              5.750     09/01/2018     03/01/2008 A        151,757
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Romoland School District Special
               Tax                                                            6.000     09/01/2033     03/01/2008 A         25,379
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Romoland School District Special
               Tax                                                            6.375     09/01/2033     03/01/2008 A        102,258
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Roseville Special Tax (North
               Central Community District)                                    5.800     09/01/2017     09/01/2011 A         46,404
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Roseville Special Tax
               (Stoneridge)                                                   6.000     09/01/2020     09/01/2013 A         22,185
-----------------------------------------------------------------------------------------------------------------------------------
     215,000   Roseville Water Utilities COP                                  5.200     12/01/2018     12/01/2007 A        217,395
-----------------------------------------------------------------------------------------------------------------------------------
     230,000   Sacramento City Financing
               Authority (Convention Center
               Hotel)                                                         6.250     01/01/2030     07/01/2011 A        231,500
-----------------------------------------------------------------------------------------------------------------------------------
     365,000   Sacramento Cogeneration Authority                              5.200     07/01/2021     01/01/2008 A        365,402
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Sacramento County Airport System                               5.750     07/01/2024     01/01/2008 A         40,067
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   Sacramento County Airport
               System, Series B                                               5.000     07/01/2026     07/01/2008 A      5,081,350
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Sacramento County Airport
               System, Series B                                               5.750     07/01/2024     01/01/2008 A         30,049
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Sacramento County COP                                          5.375     02/01/2019     02/01/2008 A         25,513
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Sacramento County Sanitation
               District Financing Authority                                   5.600     12/01/2017     12/01/2007 A         20,035
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Sacramento Improvement Bond Act
               1915 (Citywide Landscaping &
               Lighting)                                                      5.500     09/02/2016     03/02/2008 A         10,116
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Sacramento Municipal Utility
               District                                                       5.125     07/01/2022     07/01/2008 A         30,615
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Sacramento Municipal Utility
               District                                                       5.200     07/01/2017     07/01/2008 A         25,534
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Sacramento Municipal Utility
               District                                                       5.750     11/15/2009     11/15/2007 A         56,855
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Sacramento Municipal Utility
               District                                                       8.000     11/15/2010     11/15/2007 A         20,532
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Sacramento Special Tax                                         5.700     12/01/2020     12/01/2009 A         70,708
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Sacramento Special Tax (North
               Natomas Community Facilities)                                  6.300     09/01/2026     03/01/2010 A         30,875
-----------------------------------------------------------------------------------------------------------------------------------
     375,000   Saddleback Community College
               District                                                       5.500     06/01/2021     12/01/2007 A        378,716
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Saddleback Valley Unified School
               District                                                       7.200     12/01/2011     12/01/2007 A         10,020
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   Salida Public Facilities
               Financing Agency                                               5.250     09/01/2028     03/02/2008 A         86,780
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Salinas Improvement Bond Act 1915                              5.450     09/02/2013     03/02/2008 A        103,263
-----------------------------------------------------------------------------------------------------------------------------------


             25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                            EFFECTIVE
      AMOUNT                                                                 COUPON      MATURITY       MATURITY*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     50,000   Salinas Improvement Bond Act
               1915 (Bella Vista)                                             5.500%    09/02/2013     03/02/2008 A  $      51,576
-----------------------------------------------------------------------------------------------------------------------------------
     220,000   Salinas Redevel. Agency Tax
               Allocation (Central City
               Revitalization)                                                5.500     11/01/2023     11/01/2008 A        222,484
-----------------------------------------------------------------------------------------------------------------------------------
     345,000   San Bernardino County (Single
               Family Mtg.)                                                   5.376 1   05/01/2031     05/01/2031           93,681
-----------------------------------------------------------------------------------------------------------------------------------
     885,000   San Bernardino County COP
               (Medical Center Financing)                                     5.000     08/01/2026     08/01/2008 A        885,089
-----------------------------------------------------------------------------------------------------------------------------------
     725,000   San Bernardino County COP
               (Medical Center Financing)                                     5.000     08/01/2028     02/01/2008 A        731,975
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   San Bernardino County COP
               (Medical Center Financing)                                     5.250     08/01/2016     02/01/2008 A        101,128
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   San Bernardino County COP
               (Medical Center Financing)                                     5.500     08/01/2019     02/01/2008 A         65,057
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   San Bernardino County COP
               (Medical Center Financing)                                     5.500     08/01/2022     02/01/2008 A         20,027
-----------------------------------------------------------------------------------------------------------------------------------
     285,000   San Bernardino County COP
               (Medical Center Financing) 2                                   5.500     08/01/2024     02/01/2008 A        285,208
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   San Bernardino County Hsg.
               Authority (Glen Aire Mobile Home
               Park)                                                          6.700     12/20/2041     11/20/2011 A         66,076
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   San Bernardino Joint Powers
               Financing Authority (California
               Dept. of Transportation Lease)                                 5.500     12/01/2020     12/01/2007 A         25,039
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   San Bernardino Joint Powers
               Financing Authority (California
               Dept. of Transportation Lease)                                 5.500     12/01/2020     12/01/2007 A        110,086
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   San Bernardino Joint Powers
               Financing Authority (City Hall)                                5.600     01/01/2015     01/01/2008 A         76,627
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   San Bernardino Joint Powers
               Financing Authority (Tax
               Allocation)                                                    6.625     04/01/2026     04/01/2012 A        160,679
-----------------------------------------------------------------------------------------------------------------------------------
     685,000   San Bernardino Mountains
               Community Hospital District
               COP 3                                                          5.000     02/01/2017     03/07/2015 B        659,408
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   San Bernardino Redevel. Agency
               (Ramona Senior Complex)                                        7.875     07/01/2025     01/01/2008 A         15,013
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   San Buenaventura Public
               Facilities Financing Authority                                 5.750     06/01/2014     12/01/2007 A         40,075
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   San Diego COP (Balboa & Mission
               Bay Parks)                                                     5.500     11/01/2009     11/01/2007 A         50,003
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   San Diego COP (Balboa & Mission
               Bay Parks)                                                     5.600     11/01/2010     11/01/2007 A         25,033
-----------------------------------------------------------------------------------------------------------------------------------
     320,000   San Diego COP (Balboa & Mission
               Bay Parks)                                                     5.600     11/01/2010     11/01/2007 A        320,022
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   San Diego COP (Balboa & Mission
               Bay Parks)                                                     5.800     11/01/2016     11/01/2007 A         35,040
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   San Diego COP (Balboa & Mission
               Bay Parks)                                                     6.000     11/01/2019     11/01/2007 A        105,125
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   San Diego COP (Balboa & Mission
               Bay Parks)                                                     6.000     11/01/2020     11/01/2007 A         25,030
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   San Diego County COP (Central
               Jail)                                                          5.000     10/01/2025     04/01/2008 A         25,507
-----------------------------------------------------------------------------------------------------------------------------------


             26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                            EFFECTIVE
      AMOUNT                                                                 COUPON      MATURITY       MATURITY*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     95,000   San Diego County COP (San Diego
               Hospital Assoc./Sharp Memorial
               Hospital Obligated Group)                                      5.000%    08/15/2018     08/15/2010 A  $      97,721
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   San Diego County COP (San Diego
               Hospital Assoc./Sharp Memorial
               Hospital Obligated Group)                                      5.000     08/15/2028     08/15/2010 A         71,618
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   San Diego Mtg. (Mariners Cove)                                 5.800     09/01/2015     03/01/2008 A        175,242
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   San Diego Public Facilities
               Financing Authority                                            5.000     05/15/2015     11/15/2007 A         65,081
-----------------------------------------------------------------------------------------------------------------------------------
   1,030,000   San Diego Public Facilities
               Financing Authority                                            5.000     05/15/2020     11/15/2007 A      1,031,020
-----------------------------------------------------------------------------------------------------------------------------------
   1,210,000   San Diego Public Facilities
               Financing Authority                                            5.000     05/15/2025     11/15/2007 A      1,211,101
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   San Diego Public Facilities
               Financing Authority                                            5.200     05/15/2013     11/15/2007 A        200,284
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   San Diego Public Facilities
               Financing Authority                                            5.250     05/15/2020     11/15/2007 A         90,057
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   San Diego Public Facilities
               Financing Authority                                            5.250     05/15/2022     11/15/2007 A         50,560
-----------------------------------------------------------------------------------------------------------------------------------
     365,000   San Diego Public Facilities
               Financing Authority                                            5.250     05/15/2027     11/15/2007 A        369,011
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   San Diego Public Facilities
               Financing Authority                                            5.250     05/15/2027     11/15/2007 A         70,769
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   San Diego Redevel. Agency
               (Central Imperial)                                             6.600     10/01/2030     10/01/2010 A         10,469
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   San Diego Sewer                                                5.000     05/15/2023     11/15/2007 A        200,182
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   San Diego Sewer, Series A                                      5.000     05/15/2013     11/15/2007 A        120,140
-----------------------------------------------------------------------------------------------------------------------------------
     690,000   San Diego Sewer, Series A                                      5.250     05/15/2020     11/15/2007 A        692,567
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   San Diego Sewer, Series A                                      5.250     05/15/2020     11/15/2007 A         35,044
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   San Diego, CA Public Facilities
               Financing Authority                                            5.375     05/15/2017     05/15/2008 A         15,173
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   San Francisco Bay Area Rapid
               Transit District                                               5.000     07/01/2028     07/01/2008 A        116,855
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   San Francisco City & County
               Airports Commission                                            4.800     05/01/2014     01/01/2010 A         40,675
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   San Francisco City & County
               Airports Commission                                            4.900     05/01/2016     01/01/2010 A         30,463
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   San Francisco City & County
               Airports Commission                                            5.000     05/01/2017     05/01/2009 A         56,107
-----------------------------------------------------------------------------------------------------------------------------------
     270,000   San Francisco City & County
               Airports Commission                                            5.000     05/01/2019     05/01/2008 A        273,434
-----------------------------------------------------------------------------------------------------------------------------------
     575,000   San Francisco City & County
               Airports Commission 2                                          5.000     05/01/2019     01/01/2010 A        582,021
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   San Francisco City & County
               Airports Commission                                            5.000     05/01/2021     01/01/2010 A         70,697
-----------------------------------------------------------------------------------------------------------------------------------
     275,000   San Francisco City & County
               Airports Commission                                            5.000     05/01/2022     01/01/2010 A        277,453
-----------------------------------------------------------------------------------------------------------------------------------
     260,000   San Francisco City & County
               Airports Commission                                            5.000     05/01/2022     05/01/2008 A        262,675
-----------------------------------------------------------------------------------------------------------------------------------


             27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                           EFFECTIVE
         AMOUNT                                                                    COUPON    MATURITY      MATURITY*         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$       130,000   San Francisco City & County
                  Airports Commission                                               5.000%  05/01/2023   05/01/2009 A  $   131,621
-----------------------------------------------------------------------------------------------------------------------------------
        278,000   San Francisco City & County
                  Airports Commission                                               5.000   05/01/2025   01/01/2010 A      279,851
-----------------------------------------------------------------------------------------------------------------------------------
        230,000   San Francisco City & County
                  Airports Commission                                               5.000   05/01/2028   01/01/2010 A      231,109
-----------------------------------------------------------------------------------------------------------------------------------
        150,000   San Francisco City & County
                  Airports Commission                                               5.000   05/01/2029   05/01/2010 A      150,699
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   San Francisco City & County
                  Airports Commission                                               5.125   05/01/2021   05/01/2011 A       30,880
-----------------------------------------------------------------------------------------------------------------------------------
        185,000   San Francisco City & County
                  Airports Commission                                               5.250   01/01/2026   01/01/2008 A      186,989
-----------------------------------------------------------------------------------------------------------------------------------
         85,000   San Francisco City & County
                  Airports Commission                                               5.500   05/01/2015   05/01/2008 A       86,511
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   San Francisco City & County
                  Airports Commission                                               5.500   05/01/2016   05/01/2012 A       26,494
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   San Francisco City & County
                  Airports Commission                                               5.500   05/01/2024   05/01/2010 A       36,414
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   San Francisco City & County
                  Airports Commission (SFO Fuel
                  Company)                                                          5.000   01/01/2014   01/01/2008 A       10,115
-----------------------------------------------------------------------------------------------------------------------------------
        260,000   San Francisco City & County
                  Airports Commission (SFO Fuel
                  Company) 2                                                        5.125   01/01/2017   01/01/2008 A      262,917
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   San Francisco City & County
                  Airports Commission (SFO Fuel
                  Company)                                                          5.250   01/01/2021   01/01/2008 A       40,468
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   San Francisco City & County
                  Airports Commission (SFO Fuel
                  Company)                                                          5.250   01/01/2027   01/01/2008 A       50,535
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   San Francisco City & County COP
                  (2789 25th Street Property)                                       5.000   09/01/2013   03/01/2008 A       25,029
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   San Francisco City & County COP
                  (77th Street Property)                                            5.300   09/01/2022   03/02/2008 A       20,423
-----------------------------------------------------------------------------------------------------------------------------------
         90,000   San Francisco City & County COP
                  (San Bruno Jail)                                                  5.250   10/01/2026   10/01/2008 A       92,743
-----------------------------------------------------------------------------------------------------------------------------------
         70,000   San Francisco City & County
                  Financing Corp. (Comb Emergency
                  Communications)                                                   5.300   04/01/2011   04/01/2008 A       70,099
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   San Francisco City & County
                  Improvement Bond Act 1915                                         6.850   09/02/2026   03/02/2008 A       46,588
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   San Francisco City & County Parking
                  Authority (Parking Meter)                                         5.000   06/01/2018   06/01/2009 A       25,481
-----------------------------------------------------------------------------------------------------------------------------------
        115,000   San Francisco City & County Redevel.
                  Agency                                                            6.750   07/01/2025   01/01/2008 A      116,750
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   San Francisco City & County Redevel.
                  Agency (FHA
                  Insured-Section 8)                                                6.850   07/01/2024   01/01/2008 A       10,045
-----------------------------------------------------------------------------------------------------------------------------------
         90,000   San Francisco City & County Redevel.
                  Agency (South Beach)                                              5.700   03/01/2029   03/01/2008 A       90,063
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   San Francisco City & County Redevel.
                  Financing Authority                                               4.800   08/01/2016   08/01/2016         20,021
-----------------------------------------------------------------------------------------------------------------------------------


             28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                          EFFECTIVE
         AMOUNT                                                                    COUPON     MATURITY    MATURITY*          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$       100,000   San Francisco City & County Redevel.
                  Financing Authority                                               5.000%  08/01/2018   02/01/2008 A  $   100,097
-----------------------------------------------------------------------------------------------------------------------------------
        125,000   San Francisco City & County
                  Redevel. Financing Authority                                      5.000   08/01/2022   08/01/2016 A      125,106
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   San Francisco City & County
                  Redevel. Financing Authority                                      5.200   08/01/2013   08/01/2008 A       40,053
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000   San Francisco City & County, CA
                  COP (San Bruno Jail)                                              5.250   10/01/2033   10/01/2008 A    2,060,960
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   San Joaquin County Community
                  Facilities District Special Tax
                  (Delta Farms)                                                     6.125   09/01/2024   03/02/2008 A       25,791
-----------------------------------------------------------------------------------------------------------------------------------
        370,000   San Joaquin Hills Transportation
                  Corridor Agency                                                   5.375   01/15/2029   01/15/2008 A      376,168
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   San Jose Improvement Bond Act
                  1915                                                              5.600   09/02/2016   03/02/2008 A       20,631
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   San Jose Improvement Bond Act
                  1915                                                              5.700   09/02/2018   03/02/2008 A       25,789
-----------------------------------------------------------------------------------------------------------------------------------
         95,000   San Jose Improvement Bond Act
                  1915                                                              5.750   09/02/2019   03/02/2008 A       98,015
-----------------------------------------------------------------------------------------------------------------------------------
         60,000   San Jose Improvement Bond Act
                  1915                                                              5.750   09/02/2020   03/02/2008 A       61,863
-----------------------------------------------------------------------------------------------------------------------------------
        275,000   San Jose Multifamily (Sixth &
                  Martha  Family Apartments)                                        5.875   03/01/2033   03/01/2010 A      281,537
-----------------------------------------------------------------------------------------------------------------------------------
        285,000   San Jose Multifamily Hsg.
                  (Almaden Senior Hsg. Partners)                                    5.350   07/15/2034   09/14/2015 C      294,456
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   San Jose Multifamily Hsg. (El
                  Parador Apartments)                                               6.100   01/01/2031   01/01/2013 A       30,829
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   San Jose Redevel. Agency                                          5.250   08/01/2029   08/01/2008 A        5,167
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   San Jose Redevel. Agency                                          5.500   08/01/2016   02/01/2008 A       10,216
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   San Jose Redevel. Agency                                          5.750   08/01/2017   02/01/2008 A       46,083
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   San Jose Unified School District COP                              5.000   06/01/2016   06/01/2008 A       20,025
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   San Jose Unified School District COP                              5.125   06/01/2022   12/01/2007 A       35,036
-----------------------------------------------------------------------------------------------------------------------------------
        190,000   San Leandro Community Facilities
                  District No. 1 Special Tax                                        6.400   09/01/2019   09/01/2008 A      194,292
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   San Marcos Redevel. Agency Tax
                  Allocation (Affordable Hsg.)                                      5.650   10/01/2028   10/01/2008 A       35,555
-----------------------------------------------------------------------------------------------------------------------------------
      1,045,000   San Marcos, CA Special Tax                                        5.900   09/01/2028   03/01/2012 A    1,059,128
-----------------------------------------------------------------------------------------------------------------------------------
      1,665,000   San Marcos, CA Special Tax                                        5.950   09/01/2035   03/01/2012 A    1,685,363
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   San Mateo Sewer                                                   5.000   08/01/2028   02/01/2008 A       20,147
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   Santa Barbara Redevel.
                  Agency(Central City)                                              6.000   03/01/2008     03/01/2008       30,255
-----------------------------------------------------------------------------------------------------------------------------------
         70,000   Santa Clara County Financing
                  Authority                                                         5.000   11/15/2022   11/15/2007 A       71,460
-----------------------------------------------------------------------------------------------------------------------------------
         80,000   Santa Clara County Hsg.Authority
                  (Rivertown Apartments)                                            5.700   08/01/2021   02/01/2013 A       83,003
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Santa Clara Unified School  District                              5.000   08/01/2022   02/01/2008 A       25,215
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Santa Cruz County Hsg.Authority
                  (Northgate Apartments)                                            5.350   07/20/2022   07/20/2011 A       50,799
-----------------------------------------------------------------------------------------------------------------------------------


             29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                          EFFECTIVE
         AMOUNT                                                                    COUPON     MATURITY    MATURITY*          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$        40,000   Santa Cruz County, CA Redevel.
                  Agency (Live Oak/Soquel
                  Community)                                                        5.500%  09/01/2014   03/02/2008 A  $    40,973
-----------------------------------------------------------------------------------------------------------------------------------
          5,000   Santa Margarita, CA Water
                  District Special Tax Facilities District No. 99-1                 6.200   09/01/2020   09/01/2009 A        5,338
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Santa Margarita, CA Water
                  District Special Tax Facilities District No. 99-1                 6.200   09/01/2020   09/01/2009 A       20,746
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Santa Margarita, CA Water District Special Tax Facilities
                  District No. 99-1                                                 6.250   09/01/2029   09/01/2009 A       16,028
-----------------------------------------------------------------------------------------------------------------------------------
         45,000   Santa Margarita, CA Water
                  District Special Tax Facilities District No. 99-1                 6.250   09/01/2029   09/01/2009 A       46,328
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Santa Maria COP                                                   5.500   08/01/2021   02/01/2008 A       25,034
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   Santa Nella County Water District                                 6.250   09/02/2028   09/02/2010 A       30,679
-----------------------------------------------------------------------------------------------------------------------------------
        175,000   Santa Rosa Improvement Bond Act
                  1915 (Fountaingrove Parkway)                                      5.700   09/02/2019   09/02/2008 A      180,464
-----------------------------------------------------------------------------------------------------------------------------------
         20,000   Santa Rosa Improvement Bond Act
                  1915 (Nielson Ranch)                                              6.700   09/02/2022   03/02/2008 A       20,471
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   Santa Rosa Improvement Bond
                  Act1915 (Skyhawk)                                                 5.750   09/02/2020   09/02/2008 A       40,856
-----------------------------------------------------------------------------------------------------------------------------------
         50,000   Santaluz Special Tax Community
                  Facilities District No. 2                                         5.500   09/01/2030   04/26/2028 B       49,261
-----------------------------------------------------------------------------------------------------------------------------------
        950,000   Santaluz Special Tax Community
                  Facilities District No. 2                                         6.375   09/01/2030   03/01/2008 A      952,898
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Scotts Valley Special Tax                                         5.200   09/01/2028   03/01/2008 A       15,060
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Sequoia Hospital District                                         5.375   08/15/2023   08/15/2008 A       15,520
-----------------------------------------------------------------------------------------------------------------------------------
        110,000   Shafter Community Devel. Agency
                  Tax Allocation                                                    5.000   11/01/2013   11/01/2013        110,481
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Shafter Community Devel. Agency
                  Tax Allocation                                                    5.250   11/01/2017   11/01/2016 A      101,108
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Shafter Community Devel. Agency
                  Tax Allocation                                                    5.300   11/01/2018   11/01/2016 A      100,890
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Shafter Community Devel. Agency
                  Tax Allocation                                                    5.350   11/01/2019   11/01/2016 A      101,103
-----------------------------------------------------------------------------------------------------------------------------------
        100,000   Shafter Community Devel. Agency
                  Tax Allocation                                                    5.375   11/01/2020   11/01/2016 A      100,923
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   Sierra View Local Health Care
                  District                                                          5.250   07/01/2018   07/01/2009 A       75,512
-----------------------------------------------------------------------------------------------------------------------------------
      3,000,000   Sierra View Local Health Care
                  District                                                          5.400   07/01/2022   07/01/2008 A    3,031,440
-----------------------------------------------------------------------------------------------------------------------------------
        125,000   Signal Hill Redevel. Agency                                       5.250   10/01/2023   04/01/2008 A      125,149
-----------------------------------------------------------------------------------------------------------------------------------
         75,000   Solana Beach Community Facilities
                  District                                                          5.200   09/01/2009     09/01/2009       75,661
-----------------------------------------------------------------------------------------------------------------------------------
         80,000   Solana Beach Community Facilities
                  District                                                          5.300   09/01/2010     09/01/2010       80,694
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Southern CA Public Power Authority                                5.000   07/01/2015   01/01/2008 A    1,001,220
-----------------------------------------------------------------------------------------------------------------------------------
         15,000   Southern CA Public Power Authority                                5.500   07/01/2020   01/01/2008 A       15,017
-----------------------------------------------------------------------------------------------------------------------------------
         30,000   Southern CA Public Power Authority
                  (Palo Verde)                                                      5.000   07/01/2017   01/01/2008 A       30,037
-----------------------------------------------------------------------------------------------------------------------------------
      5,390,000   Southern CA Tobacco Securitization
                  Authority (TASC)                                                  5.000   06/01/2037   11/25/2020 B    4,766,000
-----------------------------------------------------------------------------------------------------------------------------------


             30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                            EFFECTIVE
     AMOUNT                                                                     COUPON     MATURITY     MATURITY*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    25,000  Stockton Community Facilities
             District                                                            5.550%   08/01/2014  08/01/2008 A  $       25,164
-----------------------------------------------------------------------------------------------------------------------------------
     25,000  Stockton Community Facilities
             District                                                            6.750    08/01/2010  02/01/2008 A          25,139
-----------------------------------------------------------------------------------------------------------------------------------
     20,000  Stockton COP                                                        5.200    09/01/2029  09/01/2008 A          20,582
-----------------------------------------------------------------------------------------------------------------------------------
     25,000  Stockton Health Facilities (Dameron
             Hospital Assoc.)                                                    5.700    12/01/2014  12/01/2007 A          25,522
-----------------------------------------------------------------------------------------------------------------------------------
     30,000  Stockton Improvement Bond Act
             1915                                                                5.800    09/02/2020  03/02/2010 A          30,372
-----------------------------------------------------------------------------------------------------------------------------------
     55,000  Stockton Public Financing Authority,
             Series B                                                            6.350    09/02/2010  03/02/2008 A          57,032
-----------------------------------------------------------------------------------------------------------------------------------
     30,000  Stockton Public Financing Authority,
             Series B                                                            6.700    09/02/2016  03/02/2008 A          31,637
-----------------------------------------------------------------------------------------------------------------------------------
     50,000  Susanville COP 3                                                    5.750    05/01/2011  11/01/2007 A          50,786
-----------------------------------------------------------------------------------------------------------------------------------
     85,000  Susanville COP 3                                                    6.000    05/01/2011  11/01/2007 A          86,354
-----------------------------------------------------------------------------------------------------------------------------------
     60,000  Susanville Public Financing Authority                               5.500    09/01/2027  09/01/2014 A          62,995
-----------------------------------------------------------------------------------------------------------------------------------
     65,000  Sweetwater Authority                                                5.250    04/01/2010  10/23/2008 B          66,474
-----------------------------------------------------------------------------------------------------------------------------------
    740,000  Tejon Ranch Public Facilities Finance
             Authority Special Tax (Community
             Facilities District No. 1)                                          7.200    09/01/2030  03/01/2008 A         766,166
-----------------------------------------------------------------------------------------------------------------------------------
    830,000  Temecula Public Financing Authority
             Community Facilities District
             (Roripaugh)                                                         4.350    09/01/2009  09/01/2009           810,910
-----------------------------------------------------------------------------------------------------------------------------------
    865,000  Temecula Public Financing Authority
             Community Facilities District
             (Roripaugh)                                                         4.500    09/01/2010  09/01/2010           837,363
-----------------------------------------------------------------------------------------------------------------------------------
    905,000  Temecula Public Financing Authority
             Community Facilities District
             (Roripaugh)                                                         4.650    09/01/2011  09/01/2011           873,072
-----------------------------------------------------------------------------------------------------------------------------------
     30,000  Temecula Valley Unified School
             District Community Facilities District
             No. 02-1                                                            6.125    09/01/2033  03/01/2008 A          30,654
-----------------------------------------------------------------------------------------------------------------------------------
     20,000  Torrance Redevel. Agency
             (Downtown Redevel.)                                                 5.550    09/01/2018  09/01/2008 A          20,519
-----------------------------------------------------------------------------------------------------------------------------------
    835,000  Tracy Area Public Facilities Financing
             Agency 2                                                            5.875    10/01/2013  04/01/2008 A         891,613
-----------------------------------------------------------------------------------------------------------------------------------
     50,000  Tracy Community Facilities District                                 5.400    09/01/2015  09/01/2012 A          50,664
-----------------------------------------------------------------------------------------------------------------------------------
     50,000  Tracy Community Facilities District                                 6.100    09/01/2015  09/02/2011 A          51,541
-----------------------------------------------------------------------------------------------------------------------------------
     10,000  Tracy Community Facilities District                                 6.500    09/01/2020  09/02/2011 A          10,309
-----------------------------------------------------------------------------------------------------------------------------------
     25,000  Tracy Community Facilities District
             (205 Parcel Glen)                                                   6.250    09/01/2032  09/02/2014 A          25,761
-----------------------------------------------------------------------------------------------------------------------------------
    100,000  Tracy Community Facilities District
             (South MacArthur Area)                                              6.000    09/01/2027  09/01/2012 A         101,510
-----------------------------------------------------------------------------------------------------------------------------------
     30,000  Tracy Community Facilities District
             (South MacArthur Area)                                              6.300    09/01/2017  09/02/2011 A          30,926
-----------------------------------------------------------------------------------------------------------------------------------
     35,000  Tracy Improvement Bond Act 1915                                     5.700    09/02/2023  03/02/2008 A          35,007
-----------------------------------------------------------------------------------------------------------------------------------
     60,000  Tracy Operating Partnership Joint
             Powers Authority                                                    6.100    09/02/2021  03/02/2008 A          60,734
-----------------------------------------------------------------------------------------------------------------------------------
     30,000  Truckee-Donner Public Utility
             District Special Tax                                                5.800    09/01/2035  03/01/2008 A          30,241
-----------------------------------------------------------------------------------------------------------------------------------


             31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                            EFFECTIVE
     AMOUNT                                                                     COUPON     MATURITY     MATURITY*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    75,000  Truckee-Donner Public Utility
             District Special Tax                                                6.000%   09/01/2028  03/01/2008 A  $       76,562
-----------------------------------------------------------------------------------------------------------------------------------
     20,000  Truckee-Donner Public Utility
             District Special Tax                                                6.100    09/01/2033  03/01/2008 A          20,631
-----------------------------------------------------------------------------------------------------------------------------------
    220,000  Turlock Auxiliary Organization COP
             (California Universities-Stanlius
             Foundation)                                                         5.875    06/01/2022  12/01/2007 A         222,583
-----------------------------------------------------------------------------------------------------------------------------------
     25,000  Turlock Irrigation District, Series A                               5.000    01/01/2026  01/01/2008 A          25,492
-----------------------------------------------------------------------------------------------------------------------------------
    210,000  Upland Community Facilities
             District Special Tax                                                5.900    09/01/2024  09/01/2013 A         215,334
-----------------------------------------------------------------------------------------------------------------------------------
    185,000  Upland COP (San Antonio
             Community Hospital)                                                 5.000    01/01/2018  01/01/2008 A         185,057
-----------------------------------------------------------------------------------------------------------------------------------
     40,000  Vacaville COP                                                       5.500    08/15/2021  02/15/2008 A          40,454
-----------------------------------------------------------------------------------------------------------------------------------
     35,000  Vacaville COP                                                       5.500    08/15/2027  02/15/2008 A          35,392
-----------------------------------------------------------------------------------------------------------------------------------
     20,000  Vacaville Improvement Bond Act
             1915 (East Monte Vista Avenue)                                      5.850    09/02/2016  03/02/2008 A          20,662
-----------------------------------------------------------------------------------------------------------------------------------
     10,000  Vacaville Improvement Bond Act
             1915 (Green Tree Reassessment
             District)                                                           6.300    09/02/2013  03/02/2008 A          10,249
-----------------------------------------------------------------------------------------------------------------------------------
    195,000  Vacaville Public Financing Authority                                5.400    09/01/2022  03/01/2008 A         195,591
-----------------------------------------------------------------------------------------------------------------------------------
    135,000  Vacaville Redevel. Agency (Vacaville
             Community Hsg.)                                                     6.000    11/01/2024  11/01/2010 A         139,224
-----------------------------------------------------------------------------------------------------------------------------------
    275,000  Val Verde Unified School District                                   6.125    09/01/2034  03/01/2008 A         280,987
-----------------------------------------------------------------------------------------------------------------------------------
     10,000  Vallejo Public Financing Authority,
             Series A                                                            7.500    09/01/2020  03/01/2008 A          10,075
-----------------------------------------------------------------------------------------------------------------------------------
     40,000  Vallejo Quadrant Improvement
             District No. 001                                                    6.000    09/01/2017  09/01/2015 A          42,576
-----------------------------------------------------------------------------------------------------------------------------------
     30,000  Vallejo Quadrant Improvement
             District No. 001                                                    6.000    09/01/2026  09/01/2013 A          31,359
-----------------------------------------------------------------------------------------------------------------------------------
     40,000  Vallejo Quadrant Improvement
             District No. 001                                                    6.125    09/01/2034  09/01/2015 A          41,777
-----------------------------------------------------------------------------------------------------------------------------------
     10,000  Valley Center-Pauma Unified School
             District (Woods Valley Ranch)                                       6.000    09/01/2025  03/01/2008 A          10,211
-----------------------------------------------------------------------------------------------------------------------------------
     20,000  Valley Center-Pauma Unified School
             District (Woods Valley Ranch)                                       6.000    09/01/2028  03/01/2008 A          20,417
-----------------------------------------------------------------------------------------------------------------------------------
     25,000  Valley Center-Pauma Unified School
             District Community Facilities District
             No. 1 (Woods Valley Ranch)                                          5.500    09/01/2019  09/01/2013 A          25,315
-----------------------------------------------------------------------------------------------------------------------------------
    100,000  Valley Health System, Series A                                      6.500    05/15/2025  05/15/2008 A         100,069
-----------------------------------------------------------------------------------------------------------------------------------
  1,825,000  Ventura County Area Hsg. Authority
             (Mira Vista Senior Apartments)                                      5.000    12/01/2022  10/04/2016 C       1,840,166
-----------------------------------------------------------------------------------------------------------------------------------
    460,000  Ventura Port District COP                                           6.375    08/01/2028  08/01/2010 A         471,684
-----------------------------------------------------------------------------------------------------------------------------------
    145,000  Victor Elementary School District                                   5.600    09/01/2034  09/01/2014 A         143,853
-----------------------------------------------------------------------------------------------------------------------------------
     60,000  Vista Joint Powers Financing
             Authority                                                           6.100    10/01/2021  04/01/2008 A          60,358
-----------------------------------------------------------------------------------------------------------------------------------
      5,000  Vista Joint Powers Financing
             Authority                                                           6.250    12/01/2019  12/01/2007 A           5,006
-----------------------------------------------------------------------------------------------------------------------------------
     20,000  Wasco Improvement Bond Act 1915                                     8.750    09/02/2010  03/02/2008 A          20,873
-----------------------------------------------------------------------------------------------------------------------------------
     25,000  Wasco Improvement Bond Act 1915                                     8.750    09/02/2013  03/02/2008 A          26,098
-----------------------------------------------------------------------------------------------------------------------------------


             32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                            EFFECTIVE
     AMOUNT                                                                     COUPON     MATURITY     MATURITY*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    25,000  West Contra Costa Unified School
             District                                                            5.000%   08/01/2023  08/01/2009 A  $       25,706
-----------------------------------------------------------------------------------------------------------------------------------
    100,000  West Covina Redevel. Agency Tax
             Allocation (Executive Lodge
             Apartments)                                                         5.100    09/01/2014  03/01/2008 A         100,918
-----------------------------------------------------------------------------------------------------------------------------------
     20,000  West Patterson Financing Authority
             Special Tax                                                         5.850    09/01/2028  09/01/2015 A          20,343
-----------------------------------------------------------------------------------------------------------------------------------
     10,000  West Patterson Financing Authority
             Special Tax                                                         6.000    09/01/2019  09/01/2015 A          10,591
-----------------------------------------------------------------------------------------------------------------------------------
     15,000  West Patterson Financing Authority
             Special Tax                                                         6.000    09/01/2039  09/01/2015 A          15,303
-----------------------------------------------------------------------------------------------------------------------------------
     75,000  West Patterson Financing Authority
             Special Tax                                                         6.600    09/01/2033  03/01/2008 A          75,278
-----------------------------------------------------------------------------------------------------------------------------------
     10,000  West Patterson Financing Authority
             Special Tax                                                         6.700    09/01/2032  03/01/2008 A          10,043
-----------------------------------------------------------------------------------------------------------------------------------
     60,000  West Patterson Financing Authority
             Special Tax                                                         6.750    09/01/2036  03/01/2008 A          60,257
-----------------------------------------------------------------------------------------------------------------------------------
     10,000  West Patterson Financing Authority
             Special Tax Community Facilities
             District                                                            5.600    09/01/2019  09/01/2015 A          10,361
-----------------------------------------------------------------------------------------------------------------------------------
     60,000  West Sacramento Financing
             Authority Special Tax                                               6.100    09/01/2029  03/01/2008 A          60,755
-----------------------------------------------------------------------------------------------------------------------------------
      5,000  West Sacramento Improvement
             Bond Act 1915                                                       8.500    09/02/2017  11/01/2015 B           5,152
-----------------------------------------------------------------------------------------------------------------------------------
    200,000  West Sacramento Special Tax
             Community Facilities District No. 12                                5.750    09/01/2029  03/01/2008 A         203,208
-----------------------------------------------------------------------------------------------------------------------------------
     50,000  West Sacramento Special Tax
             Community Facilities District No. 14                                6.125    09/01/2021  03/01/2011 A          51,611
-----------------------------------------------------------------------------------------------------------------------------------
     10,000  West Sacramento Special Tax
             Community Facilities District No. 17                                5.875    09/01/2033  09/01/2010 A          10,061
-----------------------------------------------------------------------------------------------------------------------------------
     50,000  West Sacramento Special Tax
             Community Facilities District No. 8
             (Southport)                                                         6.500    09/01/2031  09/01/2009 A          51,855
-----------------------------------------------------------------------------------------------------------------------------------
    115,000  Western Hills Water District Special
             Tax (Diablo Grande Community
             Facilities No. 1)                                                   6.750    09/01/2022  09/01/2014 A         117,505
-----------------------------------------------------------------------------------------------------------------------------------
    120,000  Western Hills Water District Special
             Tax (Diablo Grande Community
             Facilities)                                                         6.000    09/01/2024  09/01/2014 A         121,428
-----------------------------------------------------------------------------------------------------------------------------------
     50,000  Western Hills Water District Special
             Tax (Diablo Grande Community
             Facilities)                                                         6.125    09/01/2031  09/01/2014 A          51,213
-----------------------------------------------------------------------------------------------------------------------------------
     45,000  Western Hills Water District Special
             Tax (Diablo Grande Community
             Facilities)                                                         6.875    09/01/2031  09/01/2009 A          47,017
-----------------------------------------------------------------------------------------------------------------------------------
     25,000  Western Municipal Water Districts                                   7.125    09/02/2014  03/02/2008 A          25,924
-----------------------------------------------------------------------------------------------------------------------------------
  4,495,000  Whittier GO (Whittier College) 3                                    6.000 7  12/01/2033  11/01/2007 D       4,495,000
-----------------------------------------------------------------------------------------------------------------------------------
    210,000  William S. Hart Union School District                               6.000    09/01/2027  09/01/2013 A         214,582
-----------------------------------------------------------------------------------------------------------------------------------
    140,000  Y/S School Facilities Financing
             Authority (Chula Vista Elementary
             School)                                                             5.000    09/01/2015  03/01/2008 A         143,479
-----------------------------------------------------------------------------------------------------------------------------------


             33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                            EFFECTIVE
     AMOUNT                                                                     COUPON     MATURITY     MATURITY*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    50,000  Yorba Linda Redevel. Agency Tax
             Allocation                                                          5.250%   09/01/2023  03/01/2008 A  $       50,235
-----------------------------------------------------------------------------------------------------------------------------------
     50,000  Yuba City Unified School District
             COP                                                                 4.900    02/01/2011  02/01/2008 A          50,053
-----------------------------------------------------------------------------------------------------------------------------------
     15,000  Yuba City Unified School District
             COP                                                                 5.250    02/01/2022  02/01/2008 A          15,018
-----------------------------------------------------------------------------------------------------------------------------------
     25,000  Yucaipa Redevel. Agency (Eldorado
             Palms Mobile Home)                                                  6.000    05/01/2030  05/01/2010 A          25,303
-----------------------------------------------------------------------------------------------------------------------------------
     30,000  Yucaipa Special Tax Community
             Facilities District No. 98-1                                        6.000    09/01/2028  09/01/2009 A          30,432
                                                                                                                    ---------------
                                                                                                                       281,076,789

U.S. POSSESSIONS--9.9%
    600,000  Guam Government Waterworks
             Authority and Wastewater System                                     6.000    07/01/2025  07/01/2015 A         624,786
-----------------------------------------------------------------------------------------------------------------------------------
    260,000  Guam Power Authority, Series A                                      5.250    10/01/2023  04/01/2008 A         261,141
-----------------------------------------------------------------------------------------------------------------------------------
     60,000  Puerto Rico Children's Trust Fund
             (TASC)                                                              5.375    05/15/2033  05/15/2012 A          59,998
-----------------------------------------------------------------------------------------------------------------------------------
    500,000  Puerto Rico Commonwealth GO                                         5.000    07/01/2029  07/01/2014 A         507,755
-----------------------------------------------------------------------------------------------------------------------------------
    950,000  Puerto Rico Commonwealth GO                                         5.250    07/01/2032  07/01/2016 A         980,980
-----------------------------------------------------------------------------------------------------------------------------------
    370,000  Puerto Rico HFC (Homeowner Mtg.)                                    5.200    12/01/2032  12/01/2008 A         374,484
-----------------------------------------------------------------------------------------------------------------------------------
    590,000  Puerto Rico HFC, Series B 2                                         5.300    12/01/2028  06/01/2011 A         598,708
-----------------------------------------------------------------------------------------------------------------------------------
  6,000,000  Puerto Rico Highway &
             Transportation Authority, Series K                                  5.000    07/01/2021  07/01/2015 A       6,182,520
-----------------------------------------------------------------------------------------------------------------------------------
    500,000  Puerto Rico Highway &
             Transportation Authority, Series K                                  5.000    07/01/2027  07/01/2015 A         510,015
-----------------------------------------------------------------------------------------------------------------------------------
    110,000  Puerto Rico IMEPCF (American
             Home Products)                                                      5.100    12/01/2018  12/01/2007 A         116,135
-----------------------------------------------------------------------------------------------------------------------------------
  2,535,000  Puerto Rico ITEMECF (Cogeneration
             Facilities)                                                         6.625    06/01/2026  06/01/2010 A       2,676,985
-----------------------------------------------------------------------------------------------------------------------------------
  1,500,000  Puerto Rico Municipal Finance
             Agency, Series A                                                    5.250    08/01/2023  08/01/2015 A       1,564,335
-----------------------------------------------------------------------------------------------------------------------------------
     75,000  Puerto Rico Port Authority, Series D                                6.000    07/01/2021  01/01/2008 A          75,206
-----------------------------------------------------------------------------------------------------------------------------------
  1,305,000  Puerto Rico Port Authority, Series D 2                              7.000    07/01/2014  01/01/2008 A       1,310,546
-----------------------------------------------------------------------------------------------------------------------------------
  1,000,000  Puerto Rico Public Buildings
             Authority, Series D                                                 5.250    07/01/2036  07/01/2012 A       1,020,010
-----------------------------------------------------------------------------------------------------------------------------------
  1,000,000  University of Puerto Rico 2                                         5.000    06/01/2025  06/01/2016 A       1,022,720
-----------------------------------------------------------------------------------------------------------------------------------
  7,125,000  University of Puerto Rico, Series P                                 5.000    06/01/2021  06/01/2016 A       7,347,870
-----------------------------------------------------------------------------------------------------------------------------------
    250,000  V.I. Public Finance Authority, Series
             A                                                                   5.250    10/01/2024  10/01/2014 A         256,840
-----------------------------------------------------------------------------------------------------------------------------------
    160,000  V.I. Public Finance Authority, Series
             A                                                                   5.500    10/01/2022  10/01/2010 A         161,254
-----------------------------------------------------------------------------------------------------------------------------------
  2,500,000  V.I. Public Finance Authority, Series
             A                                                                   6.375    10/01/2019  10/01/2010 A       2,694,500
-----------------------------------------------------------------------------------------------------------------------------------
  1,000,000  V.I. Water & Power Authority                                        5.000    07/01/2023  07/01/2017 A       1,010,563
                                                                                                                    ---------------
                                                                                                                        29,357,351


             34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                         VALUE
-------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $312,548,349)-104.7%             310,434,140
-------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(4.7)                        (14,004,746)
                                                                ---------------
NET ASSETS-100.0%                                               $  296,429,394
                                                                ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      A. Optional call date; corresponds to the most conservative yield calculation.

      B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

      C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

      D. Date of mandatory put.

1. Zero coupon bond reflects effective yield on the date of purchase.

2. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of October 31, 2007 was $10,661,890, which represents 3.60% of the Fund's net assets. See accompanying Notes.

4. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

7. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG        Association of Bay Area Governments
CDA         Communities Devel. Authority
COP         Certificates of Participation
CSU         California State University
CVHP        Citrus Valley Health Partners
CVMC        Citrus Valley Medical Center
FH          Foothill Hospital
FHA         Federal Housing Agency/Authority
FNMA        Federal National Mortgage Assoc.
GNMA        Government National Mortgage Assoc.
GO          General Obligation
GP          General Purpose
HFA         Housing Finance Agency
HFC         Housing Finance Corp.
IMEPCF      Industrial, Medical and Environmental Pollution Control Facilities
INFLOS      Inverse Floating Rate Securities
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
PARS        Periodic Auction Reset Securities
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
TASC        Tobacco Settlement Asset-Backed Bonds
V.I.        United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the


             35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $15,340,635 as of October 31, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annuala nd semiannual reports. At October 31, 2007, municipal bond holdings with a value of $24,812,285 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $14,695,000 in short-term floating rate notes issued and outstanding at that date.

At October 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                                                                      VALUE AS OF
   PRINCIPAL                                                                       COUPON            MATURITY         OCTOBER 31,
      AMOUNT  INVERSE FLOATERS 1                                                    RATES 2             DATES                2007
----------------------------------------------------------------------------------------------------------------------------------
$  2,815,000  CA Pollution Control Financing Authority ROLs                        10.230%            12/1/16       $   3,396,410
   6,250,000  Chula Vista Industrial Devel. RITES                                   5.700             12/1/27           6,720,875
                                                                                                                    --------------
                                                                                                                    $  10,117,285
                                                                                                                    ==============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 35 of the Statement of Investments..

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES


             36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

As of October 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2773% as of October 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $       312,548,349
                                              ====================

Gross unrealized appreciation                 $         2,807,272
Gross unrealized depreciation                          (4,921,481)
                                              --------------------
Net unrealized depreciation                   $        (2,114,209)
                                              ====================


             37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    12/11/2007